                                                     Registration No. 33-08054
                                                             File No. 811-4803

                                UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [ X ]

Pre-Effective Amendment No.                                            [     ]

Post-Effective Amendment No. 26                                          [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

Amendment No. 27                                                         [ X ]

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                          Oppenheimer Municipal Fund
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              (Exact Name of Registrant as Specified in Charter)

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            6803 South Tucson Way, Centennial, Colorado 80122-3924
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             (Address of Principal Executive Offices) (Zip Code)

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                                (303) 768-3200

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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.

              2 World Financial Center, New York, New York 10080

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 21, 2003 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Limited Term Municipal Fund

Prospectus dated November 21, 2003

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                                         Oppenheimer Limited Term Municipal
                                         Fund is a mutual fund. It seeks a high
                                         level of current income exempt from
                                         federal personal income taxes by
                                         investing in municipal securities.
                                               This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
                                         account features. Please read this
                                         Prospectus carefully before you invest
As with all mutual funds, the            and keep it for future reference about
Securities and Exchange Commission has   your account.
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.
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                                                    [logo]  OppenheimerFunds(R)
                                                      The Right Way to Invest

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website

                    How to Sell Shares
                    By Mail
                    By Telephone
                    By Checkwriting

                    How to Exchange Shares
                    Shareholder Account Rules and Policies

                    Dividends, Capital Gains and Taxes

                    Financial Highlights

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ABOUT THE FUND

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks a high  level of current income exempt from federal income tax.

WHAT DOES THE FUND MAINLY INVEST IN?  As a fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).  Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in those securities.  Not more than 5% of total assets will be invested in securities rated below investment grade at the time of acquisition. Municipal securities include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (which are debt obligations having a maturity of less than one year when issued), and interests in municipal leases. "Investment-grade" securities are securities rated in the four highest rating categories of national rating organizations such as Moody's Investors Services or unrated securities judged by the Fund's investment Manager, OppenheimerFunds, Inc., to be comparable to securities rated as investment grade. These investments are more fully explained in
"About the Fund's Investments," below.

      The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less. However, the Fund can invest in securities that have short, intermediate or long maturities. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target at all times.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look nationwide for municipal securities, evaluating them using a variety of factors that may change over time and may vary in particular cases. The portfolio managers currently look for:
      o  Securities that offer high current income,

      o  A wide range of issuers and securities to provide portfolio diversification,

      o  Investment-grade securities that offer high income, particularly callable bonds,

      o  Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and

o     Securities with a diverse array of maturities, so that portions of the portfolio will mature at different times to reduce share price volatility.

      The portfolio managers may consider selling a security if one or more of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes, from a portfolio of intermediate  maturity to try to reduce share price volatility.
The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for and does not offer its shares to retirement plan accounts. The Fund is intended to be a long-term investment but is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.
There is also the risk that poor security selection by the Fund's investment
Manager will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. To help reduce credit risks, the Fund focuses on investing in investment-grade securities. However, credit ratings are not guarantees of an issuer's timely payments of its obligations. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISKS. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      Although the Fund attempts to limit its average effective portfolio maturity to not more than five years, the Fund can hold securities having maturities of more than five years to seek higher income. When the Fund holds securities with longer maturities, it will seek to manage its average effective portfolio maturity with other investment techniques. When the average effective maturity of the Fund's portfolio is relatively longer, its share prices may fluctuate more when interest rates change. However, the
Fund's maturity management strategy could be unsuccessful, so that the prices of its portfolio securities could be more volatile than anticipated.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RISKS OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, "inverse floaters" and interest rate swaps are examples of derivatives the Fund can use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund will get less income than expected, its hedge might be unsuccessful, and its share prices could fall. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to value and to sell them at an acceptable price.

BORROWING FOR LEVERAGE. The Fund can borrow from banks and investment companies in amounts as permitted by the Investment Company Act to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the
Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      While the Fund's strategy of managing the volatility of its portfolio by limiting its effective maturity may help reduce fluctuations in the Fund's share prices, unanticipated events can affect the maturity of securities and reduce the effectiveness of that strategy. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of bond funds, such as high yield bond funds, and may be less volatile than longer-term tax-exempt funds, but it has greater risks than money market funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[see appendix to the prospectus for data in bar chart showing annual total returns.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/01/03 through 9/30/03, the cumulative return (not annualized) before taxes for Class A shares was 4.00%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 4.94% (1Qtr '95) and the lowest return (not annualized) before taxes for a calendar quarter was -4.59% (1Qtr '94).

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Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended                                        (or life of
December 31, 2002                                                   class, if less)

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Class A Shares  (inception

11/11/86)                            4.05%             3.45%             4.93%
  Return Before Taxes                4.05%             3.41%             4.89%
  Return After Taxes on
  Distributions                      4.43%             3.68%             4.93%
  Return  After  Taxes  on
  Distributions  and  Sale
  of Fund Shares

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Lehman Brothers Municipal
Bond Index (reflects no
deduction for fees, expenses

or taxes)                            9.60%             6.06%            6.71%1

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Class  B   Shares   (inception       3.02%             3.22%             4.54%

9/11/95)
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Class  C   Shares   (inception                           3.42%
12/1/93)                           6.04%                               4.12%

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1.    From 12/31/1992.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2003.

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Shareholder Fees (charges paid directly from your investment):

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                             Class A      Class B    Class C Shares
                             Shares        Shares
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Maximum Sales Charge          3.50%         None          None
(Load) on purchases (as

% of offering price)
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Maximum Deferred Sales        None1         4%2           1%3
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)
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A contingent  deferred sales charge may apply to redemptions of investments of
   $1 million or more of Class A shares. See "How to Buy Shares" for details.

Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines to 1% in the sixth year and is eliminated after that.

Applies to shares redeemed within 12 months of purchase.

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                Class A Shares  Class B Shares  Class C Shares
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Management Fees                     0.46%           0.46%            0.46%

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Distribution and/or Service         0.24%           1.00%            1.00%
(12b-1) Fees
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Other Expenses                      0.30%           0.31%            0.29%

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Total Annual Operating Expenses     1.00%           1.77%            1.75%

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Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The Transfer  Agent has  voluntarily  undertaken to the Fund to limit transfer agent  fees to 0.35% of  average  daily net  assets  per  fiscal  year for all classes.  That  undertaking  may be amended or withdrawn at any time.  For the fiscal year ended  September 30, 2003,  the transfer agent fees did not exceed the expense limitation described above.

EXAMPLES. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:           1 year      3 years    5 years    10 years
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Class A Shares                     $448        $657        $883      $1,532

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Class B Shares                     $580        $757       $1,059     $1,6941

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Class C Shares                     $278        $551        $949      $2,062

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If shares are not redeemed:       1 year      3 years    5 years    10 years
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Class A Shares                     $448        $657        $883      $1,532

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Class B Shares                     $180        $557        $959      $1,6941

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Class C Shares                     $178        $551        $949      $2,062

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other municipal debt obligations. These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued). The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).  The opinion of bond counsel does not insure that the interest will remain tax-exempt during the life of the bond.  All of these types of debt obligations are referred to as "municipal securities" in this
      Prospectus.

What is A Municipal Security? A municipal security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax.

o     Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.
      Some lease obligations might not have an active trading market, making it difficult for the Fund to value and to sell them at an acceptable price.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

Ratings of Municipal Securities. As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).
      Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in these securities. Not more than 5% of total assets will be invested in securities rated below investment grade at the time of acquisition. "Investment grade"
      securities are those rated within the four highest rating categories of
      Moody's, Standard & Poor's, or Fitch or other nationally-recognized rating organizations, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. Rating definitions of rating organizations are in Appendix A to the Statement of
      Additional Information. If a security the Fund buys is not rated, the
      Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization.

      The Manager relies to some extent on credit ratings by nationally recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the
      Fund's portfolio.

o     Special Risks of Lower-Grade Securities. Municipal securities that are below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. They may also be less liquid than investment-grade securities, making it harder for the
      Fund to sell them at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment techniques and strategies described below. The
Manager might not always use all of the different types of techniques and investments described below. These techniques have risks although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank or the 91-day U.S. Treasury Bill rate.
o     Inverse Floaters Have Special Risks. Variable rate bonds known as
      "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.
      As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will not invest more than 20% of its total assets in inverse floaters.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell securities on a "delayed- delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or
      "puts" with respect to municipal securities. These investments give the
      Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, a security having this feature may have a lower interest rate. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.
      In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. "Inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use.
o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
   Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the
   Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the
Fund's principal investment strategies. Generally, they would be high-quality, short-term money market instruments such as U.S. Government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. To the extent the Fund invests in these securities, it might not achieve its investment objective.

      Under normal market conditions, the Fund can also hold these types of investments for cash management purposes (in amounts not exceeding 20% of its total assets) pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Fielding is a Senior Vice President of the Manager (since January 1996) and a Vice President of the Fund.  Mr.
      Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended
      September 30, 2003, was 0.46% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Share certificates are only available on Class
      A shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
       Amount of Purchase Front-End Sales   Front-End Sales   Concession As
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:

OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class
B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

 Class A           Year Ended September 30,                2003
2002       2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                   $ 14.86       $
14.71    $ 14.28       $ 14.76      $ 15.65
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .79
..73        .73           .72          .72
 Net realized and unrealized gain (loss)                   (.16)
..14        .42          (.39)        (.88)

----------------------------------------------------------------
 Total from investment operations                           .63
..87       1.15           .33         (.16)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.79)
(.72)      (.72)         (.72)        (.71)
 Distributions from net realized gain                        --
--         --          (.09)        (.02)

----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.79)
(.72)      (.72)         (.81)        (.73)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $14.70
$14.86     $14.71        $14.28       $14.76

================================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        4.19%
6.17%      8.22%         2.48%       (1.08)%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $260,413
$112,312   $100,734      $ 99,032     $124,273
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $184,574
$100,220   $ 97,558      $106,818     $118,906
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.36%
5.02%      5.02%         5.13%        4.72%
 Total expenses                                            1.00%
0.92%      0.94%         0.94%        0.90%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 N/A 3
0.89% 4     N/A 3         N/A 3        N/A 3
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     78%
100%        32%           74%          10%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued

 Class B           Year Ended September 30,                        2003
2002      2001       2000       1999
--------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                           $ 14.85   $
14.70   $ 14.28    $ 14.76    $ 15.65
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .69
..62       .62        .62        .62
 Net realized and unrealized gain (loss)                           (.18)
..15       .41       (.39)      (.89)

----------------------------------------------------
 Total from investment operations                                   .51
..77      1.03        .23       (.27)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.67)
(.62)     (.61)      (.62)      (.60)
 Distributions from net realized gain
--        --        --       (.09)      (.02)

----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.67)
(.62)     (.61)      (.71)      (.62)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $14.69
$14.85    $14.70     $14.28     $14.76

====================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                                3.40%
5.38%     7.34%      1.71%     (1.83)%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                       $70,742
$24,086    $19,519   $17,972    $18,856
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $47,571
$20,967    $18,479   $18,498    $17,203
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                             4.60%
4.27%     4.25%      4.36%      3.96%
 Total expenses                                                    1.77%
1.68%     1.70%      1.70%      1.66%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                         N/A 3
1.65% 4    N/A 3      N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             78%
100%       32%        74%        10%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense

See accompanying Notes to Financial Statements.

 Class C           Year Ended September 30,                        2003
2002      2001       2000       1999
---------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                           $ 14.82   $
14.68   $ 14.25    $ 14.73    $ 15.62
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .69
..62       .62        .62        .61
 Net realized and unrealized gain (loss)                           (.18)
..14       .42       (.39)      (.88)

------------------------------------------------------
 Total from investment operations                                   .51
..76      1.04        .23       (.27)
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.67)
(.62)     (.61)      (.62)      (.60)
 Distributions from net realized gain
--        --        --       (.09)      (.02)

------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   (.67)
(.62)     (.61)      (.71)      (.62)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $14.66
$14.82    $14.68     $14.25     $14.73

======================================================

---------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                                3.42%
5.32%     7.43%      1.71%     (1.84)%

---------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                      $164,236
$25,349   $19,604    $17,282    $21,876
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 93,199
$21,058   $17,692    $18,906    $21,036
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                             4.62%
4.27%     4.25%      4.37%      3.96%
 Total expenses                                                    1.75%
1.68%     1.70%      1.70%      1.66%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses                     N/A 3
1.65% 4    N/A 3      N/A 3      N/A 3
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             78%
100%       32%        74%        10%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited Term Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

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By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
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Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.

The Fund's SEC File No. 811-2668
PR0860.001.1103
Printed on recycled paper

                          APPENDIX TO PROSPECTUS OF
                   OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      Graphic material included in Prospectus of Oppenheimer Limited Term
Municipal Fund:  "Annual Total Returns (Class A) (as of 12/31 each year).

      A bar chart will be included in the Prospectus of Oppenheimer Limited
Term Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the
10 most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar          Oppenheimer Limited Term
Year              Municipal Fund
Ended             Class A Shares
-----             --------------

12/31/93              9.91%
12/31/94             -4.36%
12/31/95             13.40%
12/31/96              5.06%
12/31/97              9.02%
12/31/98              6.15%
12/31/99             -3.44%
12/31/00              7.14%
12/31/01              3.69%
12/31/02              7.83%

Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112

1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 21, 2003

      This  Statement  of  Additional  Information  is  not  a  prospectus.  This
document  contains   additional   information  about  the  Fund  and  supplements
information  in the  Prospectus  dated  November  21,  2003.  It  should  be read together  with the  Prospectus,  which may be  obtained  by writing to the Fund's
Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,  Colorado
80217 or by calling the  Transfer  Agent at the  toll-free  number shown above or
by   downloading   it   from   the    OppenheimerFunds    Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

About Your Account

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment  policies of the Fund are described in the Prospectus.  This Statement of Additional  Information  contains supplemental  information  about those policies and the types of securities  that the Fund's investment Manager,  OppenheimerFunds,  Inc., can select for the Fund.
Additional  explanations  are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment  Policies.  The composition of the Fund's portfolio and the techniques  and strategies  that the Fund's  Manager uses in selecting  portfolio securities  will  vary  over  time.  The Fund is not  required  to use all of the investment  techniques  and  strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies at some times or not at all.

      The Fund does not make  investments  with the objective of seeking  capital growth.  However,  the values of the securities  held by the Fund may be affected by  changes  in  general  interest  rates  and  other  factors,  prior  to  their maturity.  Because the current  values of debt  securities  vary  inversely  with changes  in  prevailing  interest  rates,  if  interest  rates  increase  after a security is purchased,  that  security  will normally fall in value.  Conversely, should  interest  rates  decrease  after a security is  purchased,  normally  its value will rise.

      However,   those  fluctuations  in  value  will  not  generally  result  in realized  gains or losses to the Fund  unless the Fund sells the  security  prior to the  security's  maturity.  A debt  security held to maturity is redeemable by its issuer at full  principal  value  plus  accrued  interest.  The Fund does not usually intend to dispose of securities  prior to their  maturity,  but may do so for liquidity  purposes,  or because of other  factors  affecting the issuer that cause the Manager to sell the particular  security.  In that case, the Fund could realize a capital gain or loss on the sale.

      There are  variations in the credit quality of municipal  securities,  both within a particular  rating  classification  and between  classifications.  These variations  depend  on  numerous  factors.  The  yields of  municipal  securities depend on a number of factors,  including  general  conditions  in the  municipal securities  market,  the  size of a  particular  offering,  the  maturity  of the obligation  and rating (if any) of the issue.  These  factors  are  discussed  in greater detail below.

|X|   Portfolio  Turnover.  A change  in the  securities  held by the  Fund  from buying and  selling  investments  is known as  "portfolio  turnover."  Short-term trading  increases the rate of portfolio  turnover and could  increase the Fund's transaction  costs.  However,  the Fund ordinarily  incurs little or no brokerage expense because most of the Fund's  portfolio  transactions  are principal trades that do not require payment of brokerage commissions.

      The Fund  ordinarily  does not trade  securities to achieve  capital gains, because they would not be tax-exempt  income.  To a limited degree,  the Fund may engage in short-term  trading to attempt to take  advantage of short-term  market variations.  It may also do so to dispose of a  portfolio  security  prior to its maturity.  That might be done if, on the basis of a revised credit  evaluation of the issuer or other  considerations,  the Manager  believes such  disposition  is advisable or the Fund needs to generate  cash to satisfy  requests to redeem Fund shares.  In those  cases,  the Fund may  realize  a  capital  gain or loss on its investments.  The Fund's annual portfolio  turnover rate normally is not expected to exceed 100%.

Municipal  Securities.  The types of municipal  securities  in which the Fund may invest are  described in the  Prospectus  under  "About the Fund's  Investments."
Municipal  securities  are  generally  classified  as general  obligation  bonds, revenue  bonds and notes.  A discussion of the general  characteristics  of these principal types of municipal securities follows below.

|X|   Municipal  Bonds.  We  have  classified   municipal   securities  having  a
maturity  (when the  security  is  issued)  of more  than one year as  "municipal bonds." The principal  classifications of long-term  municipal bonds are "general obligation" and "revenue"  (including  "industrial  development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be  "callable,"  allowing  the issuer to redeem  them before their  maturity date. To protect  bondholders,  callable bonds may be issued with provisions  that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest  rates  decline,  if the call  protection  on a bond has  expired,  it is more  likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General  Obligation  Bonds.  The basic security  behind general  obligation bonds is the issuer's  pledge of its full faith and credit and taxing  power,  if any,  for the  repayment of  principal  and the payment of  interest.  Issuers of general obligation bonds include states,  counties,  cities,  towns, and regional districts.  The  proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools,  highways and roads,  and water and sewer  systems.  The rate of taxes  that can be levied  for the  payment  of debt  service  on  these  bonds  may be  limited  or  unlimited.
Additionally,  there  may  be  limits  as  to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

|_|   Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues  derived from a particular  facility,  group of  facilities,  or, in some  cases,  the  proceeds  of a special  excise tax or other  specific  revenue source.  Revenue bonds are issued to finance a wide variety of capital  projects.
Examples include electric, gas, water and sewer systems;  highways,  bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although  the  principal  security  for these  types of bonds may vary from bond to bond,  many  provide  additional  security in the form of a debt  service reserve  fund that may be used to make  principal  and  interest  payments on the
issuer's   obligations.   Housing  finance  authorities  have  a  wide  range  of
security,  including  partially  or  fully  insured  mortgages,  rent  subsidized and/or  collateralized  mortgages,  and/or the net revenues from housing or other public  projects.  Some  authorities  provide  further  security in the form of a state's  ability  (without  obligation)  to  make  up  deficiencies  in the  debt service reserve fund.

|_|   Industrial  Development Bonds.  Industrial development bonds are considered municipal  bonds if the  interest  paid is exempt from federal  income tax.  They are  issued  by or on  behalf of public  authorities  to raise  money to  finance various privately operated  facilities for business and  manufacturing,  housing, sports,  and pollution  control.  These bonds may also be used to finance  public facilities  such as  airports,  mass transit  systems,  ports,  and parking.  The payment of the  principal  and interest on such bonds is dependent  solely on the ability  of the  facility's  user  to  meet  its  financial  obligations  and the pledge,  if any, of real and personal  property  financed by the bond as security for those payments.

|_|   Private  Activity  Municipal  Securities.  The Tax  Reform Act of 1986 (the
"Tax Reform  Act")  reorganized,  as well as  amended,  the rules  governing  tax exemption for interest on certain types of municipal  securities.  The Tax Reform
Act  generally  did not  change  the tax  treatment  of bonds  issued in order to finance  governmental  operations.  Thus,  interest on general  obligation  bonds issued by or on behalf of state or local  governments,  the proceeds of which are used to finance the operations of such  governments,  continues to be tax-exempt.
However,   the  Tax  Reform  Act  limited  the  use  of   tax-exempt   bonds  for
non-governmental  (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain  private  activity  bonds is  taxable  under the  revised  rules.  There is an  exception  for  "qualified"
tax-exempt  private activity bonds, for example,  exempt facility bonds including
certain  industrial   development  bonds,  qualified  mortgage  bonds,  qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition,  limitations as to the amount of private  activity bonds which each state may issue were  revised  downward  by the Tax Reform  Act,  which will reduce  the supply of such  bonds.  The value of the  Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

      Interest on certain  private  activity  bonds  issued after August 7, 1986, which  continues  to be  tax-exempt,  will be  treated as a tax  preference  item subject  to the  alternative  minimum  tax  (discussed  below)  to which  certain taxpayers are subject.  The Fund may hold  municipal  securities  the interest on which (and thus a proportionate  share of the  exempt-interest  dividends paid by the Fund) will be subject to the Federal  alternative  minimum tax on individuals and corporations.

      The  Federal  alternative  minimum  tax is  designed  to  ensure  that  all persons  who  receive  income pay some tax,  even if their  regular  tax is zero.
This  is  accomplished  in  part by  including  in  taxable  income  certain  tax preference items that are used to calculate  alternative  minimum taxable income.
The Tax Reform Act made tax-exempt  interest from certain private  activity bonds
a  tax  preference  item  for  purposes  of  the   alternative   minimum  tax  on
individuals and corporations.  Any  exempt-interest  dividend paid by a regulated investment  company  will be treated as interest on a specific  private  activity
bond  to  the  extent  of  the   proportionate   relationship  the  interest  the
investment  company  receives  on such  bonds  bears to all its  exempt  interest dividends.

      In addition,  corporate  taxpayers  subject to the alternative  minimum tax may,  under some  circumstances,  have to include  exempt-interest  dividends  in calculating  their  alternative  minimum  taxable  income.  That  could  occur in situations where the "adjusted current  earnings" of the corporation  exceeds its alternative minimum taxable income.

      To determine  whether a municipal  security is treated as a taxable private activity  bond,  it is subject  to a test for:  (a) a trade or  business  use and security  interest,  or (b) a  private  loan  restriction.  Under  the  trade  or business use and security  interest  test, an  obligation  is a private  activity bond if: (i) more than 10% of the bond  proceeds  are used for  private  business purposes  and (ii) 10% or more of the  payment of  principal  or  interest on the issue is directly or  indirectly  derived  from such private use or is secured by the privately  used property or the payments  related to the use of the property.
For  certain  types  of  uses,  a  5%  threshold  is  substituted  for  this  10%
threshold.

      The term  "private  business  use"  means any direct or  indirect  use in a trade or business  carried on by an  individual  or entity  other than a state or municipal  governmental  unit. Under the private loan restriction,  the amount of bond  proceeds  that may be used to make  private  loans is limited to the lesser of 5% or  $5.0  million  of the  proceeds.  Thus,  certain  issues  of  municipal securities could lose their tax-exempt  status  retroactively if the issuer fails to meet  certain  requirements  as to the  expenditure  of the  proceeds  of that issue or the use of the  bond-financed  facility.  The Fund makes no  independent investigation  of the users of such bonds or their use of  proceeds of the bonds.
If the Fund should hold a bond that loses its  tax-exempt  status  retroactively, there might be an adjustment to the tax-exempt income  previously  distributed to shareholders.

      Additionally,  a private  activity bond that would otherwise be a qualified tax-exempt  private  activity bond will not, under Internal  Revenue Code Section
147(a),  be a qualified  bond for any period  during which it is held by a person who is a "substantial  user" of the  facilities or by a "related  person" of such a substantial  user.  This  "substantial  user"  provision  applies  primarily to exempt facility  bonds,  including  industrial  development  bonds.  The Fund may invest  in  industrial  development  bonds  and  other  private  activity  bonds.
Therefore,  the Fund may not be an appropriate  investment for entities which are
"substantial  users" (or persons related to  "substantial  users") of such exempt facilities.  Those entities and persons should consult their tax advisors  before purchasing shares of the Fund.

      A  "substantial  user"  of  such  facilities  is  defined  generally  as  a
"non-exempt  person who  regularly  uses part of a  facility"  financed  from the proceeds  of  exempt  facility  bonds.  Generally,  an  individual  will not be a
"related  person" under the Internal  Revenue Code unless such  individual or the
individual's   immediate   family  (spouse,   brothers,   sisters  and  immediate
descendants)  own directly or indirectly in the aggregate  more than 50% in value of the equity of a corporation  or partnership  which is a "substantial  user" of a facility financed from the proceeds of exempt facility bonds.

      |X|  Municipal  Notes.  Municipal  securities  having a maturity  (when the security  is  issued)  of less  than one year are  generally  known as  municipal notes.  Municipal  notes  generally  are used to provide for  short-term  working capital  needs.  Some of the types of municipal  notes the Fund can invest in are described below.

        |_| Tax Anticipation  Notes.  These are issued to finance working capital needs of  municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income,  sales,  use or other business taxes,  and are payable from these specific future taxes.

        |_| Revenue  Anticipation  Notes.  These are notes issued in  expectation of receipt of other types of revenue,  such as Federal  revenues  available under
Federal revenue-sharing programs.

        |_| Bond  Anticipation  Notes.  Bond  anticipation  notes  are  issued to provide  interim  financing  until  long-term  financing  can  be  arranged.  The long-term  bonds  that are  issued  typically  also  provide  the  money  for the repayment of the notes.

        |_|  Construction   Loan  Notes.   These  are  sold  to  provide  project
construction   financing  until  permanent   financing  can  be  secured.   After
successful  completion  and acceptance of the project,  it may receive  permanent financing through public agencies, such as the Federal Housing Administration.

      |X|  Tax  Exempt  Commercial  Paper.  This  type of  short-term  obligation
(usually  having a maturity of 270 days or less) is issued by a  municipality  to meet current working capital needs.

      |X|  Municipal  Lease  Obligations.  The Fund's  investments  in  municipal lease obligations may be through  certificates of participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase  contract  issued  by a state  or  local  government
authority  to  obtain   funds  to  acquire  a  wide  variety  of  equipment   and
facilities.

      Some   municipal   lease   securities   may  be  deemed  to  be  "illiquid"
securities.  Their  purchase by the Fund would be limited as  described  below in
"Illiquid  Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease  obligations  that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those  guidelines  require the Manager to evaluate:
      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other  potential  buyers  willing to  purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal   leases  have  special  risk   considerations.   Although  lease
obligations do not constitute  general  obligations of the municipality for which the  municipality's  taxing power is pledged,  a lease  obligation  is ordinarily backed by the  municipality's  covenant to budget for,  appropriate  and make the payments  due under the lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses which provide that the  municipality has no obligation  to make  lease or  installment  purchase  payments  in  future  years unless  money is  appropriated  for that  purpose  on a yearly  basis.  While the obligation  might be secured by the lease,  it might be  difficult  to dispose of that property in case of a default.

      Projects  financed with  certificates  of  participation  generally are not
subject   to  state   constitutional   debt   limitations   or  other   statutory
requirements  that may  apply  to other  municipal  securities.  Payments  by the public entity on the  obligation  underlying  the  certificates  are derived from available  revenue  sources.  That  revenue  might be  diverted to the funding of other municipal  service  projects.  Payments of interest  and/or  principal with respect  to  the  certificates  are  not  guaranteed  and do  not  constitute  an obligation of a state or any of its political subdivisions.

      In  addition   to  the  risk  of   "non-appropriation,"   municipal   lease
securities  do not  have as  highly  liquid a market  as  conventional  municipal bonds.  Municipal leases,  like other municipal debt obligations,  are subject to the risk of  non-payment  of interest or  repayment  of  principal by the issuer.
The ability of issuers of municipal  leases to make timely lease  payments may be adversely  affected in general  economic  downturns and as relative  governmental cost burdens are reallocated among federal,  state and local governmental  units.
A default in  payment  of income  would  result in a  reduction  of income to the
Fund.  It could also result in a reduction  in the value of the  municipal  lease and that,  as well as a default in  repayment  of  principal,  could  result in a decrease  in the  net  asset  value  of the  Fund.  While  the  Fund  holds  such securities,  the  Manager  will also  evaluate  the  likelihood  of a  continuing market for these securities and their credit quality.

      |X|  Maturity  of the  Fund's  Portfolio.  The  Fund  seeks to  maintain  a dollar-weighted  average  effective  portfolio  maturity of five years or less to try to reduce the volatility of the values of its securities.  However,  the Fund can invest in securities that have short,  intermediate or long  maturities.  The goal is to try to manage the  sensitivity  of the Fund's  portfolio to changes in interest  rates,  and in doing so to manage the  volatility  of the Fund's  share prices in response to those changes.

      The  Manager   determines  the  effective   maturity  of  debt  obligations
purchased  by the Fund  considering  various  factors  that apply to a particular
type  of  debt  obligation,   including  those  described  below.  While  a  debt
security's  maturity  can be used to measure the  sensitivity  of the  security's price to changes in interest  rates,  the term to maturity of a security does not take into account the pattern (or expected  pattern) of the  security's  payments of interest or principal prior to maturity.

      |X| Ratings of Municipal  Securities.  The Fund  normally  invests at least
95%  of  its  net  assets   (plus   borrowing   for   investment   purposes)   in
investment-grade  municipal  securities  that are exempt from federal  income tax
(including  securities  subject to alternative  minimum tax). Not more than 5% of total assets will be invested in securities  rated below  investment grade at the time of acquisition.  Ratings by ratings  organizations such as Moody's Investors
Service,  Standard  & Poor's  Ratings  Service  and  Fitch,  Inc.  represent  the respective  rating  agency's  opinions  of the credit  quality  of the  municipal securities they undertake to rate.  However,  their ratings are general  opinions and are not  guarantees  of  quality.  Municipal  securities  that  have the same maturity,  coupon and rating may have  different  yields,  while other  municipal securities  that have the same  maturity  and coupon but  different  ratings  may have the same yield.

      Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its rating may be reduced  below the minimum  required  for  purchase by the  Fund.  Neither  event  requires  the Fund to sell the  security,  but the
Manager  will  consider  such  events  in  determining  whether  the Fund  should continue  to hold the  security.  To the extent  that  ratings  given by Moody's,
Standard  &  Poor's,  or Fitch  change  as a result of  changes  in those  rating organizations  or their rating  systems,  the Fund will attempt to use comparable ratings as standards for  investments  in accordance  with the Fund's  investment policies.

      The  Fund  can  buy  municipal  securities  that  are  "pre-refunded."  The issuer's  obligation  to repay the  principal  value of the security is generally collateralized  with U.S.  government  securities  placed  in an escrow  account.
This  causes the  pre-refunded  security  to have  essentially  the same risks of default as a AAA-rated security.

      The  rating  definitions  of  Moody's,  Standard  & Poor's  and  Fitch  for
municipal   securities   are  contained  in  Appendix  A  to  this  Statement  of
Additional  Information.  The Fund can  purchase  securities  that are unrated by nationally  recognized  rating  organizations.  The  Manager  will  make  its own assessment  of the credit  quality of unrated  issues the Fund buys.  The Manager will use  criteria  similar to those used by the  rating  agencies,  and assign a rating  category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However,  the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_| Special Risk of  Lower-Grade  Securities.  Lower grade  securities  may have a higher yield than  securities  rated in the higher rating  categories.  In addition  to having a  greater  risk of  default  than  higher-grade  securities, there  may be less of a market  for  these  securities.  As a result  they may be harder to sell at an acceptable  price.  The additional  risks mean that the Fund may not receive the anticipated  level of income from these  securities,  and the
Fund's net asset value may be  affected  by declines in the value of  lower-grade securities.  However,  because the added risk of lower quality  securities  might not be consistent  with the Fund's policy of  preservation  of capital,  the Fund limits its  investments  in lower  quality  securities.  While  securities  rated
"Baa" by Moody's or "BBB" by Standard & Poor's,  are investment  grade,  they may be subject to special risks and have some speculative characteristics.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies and  investments described  below.  It is not required to use all of the  strategies  at all times and at times may not use them.

      |X| Floating  Rate and Variable Rate  Obligations.  Some fixed and variable rate  obligations  have a demand  feature  that  allows  the Fund to  tender  the obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating  rate note is based on a stated  prevailing market rate,  such as a bank's prime rate,  the 91-day U.S.  Treasury  Bill rate, or some other  standard,  and is  adjusted  automatically  each time such rate is adjusted.  The  interest  rate on a variable  rate note is also based on a stated
prevailing  market rate but is adjusted  automatically at specified  intervals of not less than one year.  Generally,  the  changes  in the  interest  rate on such securities  reduce the  fluctuation  in their  market  value.  As interest  rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine  that an unrated  floating rate or variable rate  obligation  meets the
Fund's  quality  standards  by  reason  of being  backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating  rate and variable  rate demand notes that have a stated  maturity in excess of one year may have  features  that  permit the holder to recover  the
principal  amount  of  the  underlying   security  at  specified   intervals  not
exceeding  one year and upon not more than 30 days'  notice.  The  issuer of that type of note  normally  has a  corresponding  right  in its  discretion,  after a given  period,  to  prepay  the  outstanding  principal  amount  of the note plus accrued  interest.  Generally the issuer must provide a specified number of days'
notice to the holder.

      |X| Inverse  Floaters and Other  Derivative  Investments.  Inverse floaters
may  offer  relatively  high  current  income,   reflecting  the  spread  between
long-term and  short-term  tax exempt  interest  rates.  As long as the municipal yield curve  remains  relatively  steep and  short-term  rates remain  relatively low,  owners of inverse  floaters will have the  opportunity  to earn interest at above-market  rates because they receive  interest at the higher  long-term rates but have paid for bonds with money  borrowed at lower  short-term  rates.  If the yield curve flattens and shifts upward,  an inverse  floater will lose value more quickly  than a  conventional  long-term  bond.  The Fund will  invest in inverse floaters to seek higher  tax-exempt  yields than are  available  from  fixed-rate bonds  that have  comparable  maturities  and credit  ratings.  In some cases the holder of an  inverse  floater  may have an option to  convert  the  floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse  floaters  have a feature  known as an interest  rate "cap" as part of the terms of the  investment.  Investing  in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy  to try to maintain a high current  yield for the Fund when the Fund has  invested in inverse  floaters that  expose  the  Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion of the Fund's  exposure to rising interest  rates.  When  interest  rates  exceed a  pre-determined  rate,  the cap generates  additional  cash flows that offset the  decline in  interest  rates on the inverse  floater,  and the hedge is successful.  However,  the Fund bears the risk that if interest  rates do not rise above the  pre-determined  rate, the cap
(which is purchased for additional  cost) will not provide  additional cash flows and will expire worthless.

      Inverse   floaters   are  a  form   of   derivative   investment.   Certain
derivatives,  such as options,  futures,  indexed  securities  and entering  into swap  agreements,  can be used to  increase or  decrease  the Fund's  exposure to changing  security prices,  interest rates or other factors that affect the value of securities.  However,  these techniques could result in losses to the Fund, if the Manager  judges  market  conditions  incorrectly  or employs a strategy  that does not correlate well with the Fund's other  investments.  These techniques can cause losses if the  counterparty  does not perform its  promises.  An additional risk of investing in municipal  securities  that are  derivative  investments  is that their market  value could be expected to vary to a much greater  extent than the market  value of municipal  securities  that are not  derivative  investments but have similar credit quality, redemption provisions and maturities.

      |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can
purchase  securities  on a  "when-issued"  basis,  and may  purchase or sell such
securities   on   a   "delayed-delivery"   (or   "forward   commitment")   basis.
"When-issued"  or  "delayed-delivery"   refers  to  securities  whose  terms  and
indenture  are  available  and for  which a  market  exists,  but  which  are not available for immediate delivery.

      When  such  transactions  are  negotiated  the price  (which  is  generally expressed in yield terms) is fixed at the time the  commitment is made.  Delivery and  payment  for the  securities  take  place  at a  later  date.  Normally  the settlement  date is within  six months of the  purchase  of  municipal  bonds and notes.  However,  the Fund may, from time to time, purchase municipal  securities having a  settlement  date more than six months and possibly as long as two years or more  after the trade  date.  The  securities  are  subject to change in value from market  fluctuation  during the settlement period. The value at delivery may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement will affect the value of such  securities  and may cause loss to the Fund.  No income  begins to accrue to the Fund on a  when-issued  security  until  the Fund  receives  the security at settlement of the trade.

      The Fund will engage in  when-issued  transactions  in order to secure what is  considered  to be an  advantageous  price and  yield at the time of  entering into the  obligation.  When the Fund engages in when-issued  or  delayed-delivery transactions,  it relies on the buyer or seller,  as the case may be, to complete the  transaction.  Its  failure  to  do  so  may  cause  the  Fund  to  lose  the
opportunity   to  obtain  the   security  at  a  price  and  yield  it  considers
advantageous.

      When the Fund engages in  when-issued  and  delayed-delivery  transactions, it does so for the purpose of acquiring  or selling  securities  consistent  with its  investment  objective  and  policies  or for  delivery  pursuant  to options contracts it has entered into,  and not for the purposes of investment  leverage.
Although  the Fund will  enter  into  when-issued  or  delayed-delivery  purchase transactions to acquire  securities,  the Fund may dispose of a commitment  prior to  settlement.  If the  Fund  chooses  to  dispose  of the  right to  acquire  a when-issued  security  prior to its  acquisition  or to  dispose  of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a  commitment  to purchase or sell a security on a when-issued  or forward  commitment  basis,  it records the  transaction on its books and reflects the value of the security  purchased.  In a sale  transaction, it records the proceeds to be received,  in determining its net asset value.  The
Fund will  identify  on its books  liquid  assets at least  equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued  transactions  and forward  commitments can be used by the Fund as a defensive  technique to hedge against  anticipated changes in interest rates and  prices.  For  instance,  in periods  of rising  interest  rates and  falling prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to  attempt  to limit  its  exposure  to  anticipated  falling  prices.  In periods  of  falling  interest  rates and  rising  prices,  the Fund  might  sell
portfolio   securities  and  purchase  the  same  or  similar   securities  on  a
when-issued  or forward  commitment  basis,  to obtain the  benefit of  currently higher cash yields.

      |X| Puts and Standby  Commitments.  When the Fund buys a municipal security subject  to a  standby  commitment  to  repurchase  the  security,  the  Fund  is entitled  to  same-day  settlement  from  the  purchaser.  The Fund  receives  an exercise price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put purchased in conjunction with a municipal  security  enables the Fund to sell the  underlying  security  within a specified period of time at a fixed exercise price.

      The Fund might  purchase a standby  commitment or put separately in cash or it might  acquire the  security  subject to the standby  commitment  or put (at a price that reflects that additional feature).

      The  Fund  will  enter  into  these   transactions   only  with  banks  and
securities  dealers  that,  in the  Manager's  opinion,  present  minimal  credit risks.  The Fund's  ability to exercise a put or standby  commitment  will depend on the  ability  of the bank or  dealer to pay for the  securities  if the put or standby  commitment  is exercised.  If the bank or dealer  should  default on its obligation,  the Fund might not be able to  recover  all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts  and  standby  commitments  are not  transferable  by the  Fund.  They terminate if the Fund sells the  underlying  security to a third party.  The Fund intends to enter into  these  arrangements  to  facilitate  portfolio  liquidity, although  such  arrangements  might  enable  the  Fund  to sell a  security  at a pre-arranged  price that may be higher than the  prevailing  market  price at the time  the put or  standby  commitment  is  exercised.  However,  the  Fund  might refrain from  exercising  a put or standby  commitment  if the exercise  price is significantly  higher than the prevailing  market price, to avoid imposing a loss on the seller that could  jeopardize the Fund's business  relationships  with the seller.

      A put  or  standby  commitment  increases  the  cost  of the  security  and reduces the yield otherwise  available from the security.  Any consideration paid by the Fund for the put or standby  commitment  will be  reflected  on the Fund's books as  unrealized  depreciation  while the put or standby  commitment is held, and a realized  gain or loss when the put or  commitment is exercised or expires.
Interest  income received by the Fund from municipal  securities  subject to puts or stand-by  commitments  may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be  treated as the tax owner of the underlying municipal securities.

      |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase  agreements.  It may do so for liquidity  purposes to meet anticipated redemptions  of Fund  shares,  or pending the  investment  of the  proceeds  from sales  of  Fund  shares,  or  pending  the  settlement  of  portfolio  securities transactions.

      In a  repurchase  transaction,  the Fund  acquires  a  security  from,  and simultaneously  resells it to an approved  vendor for  delivery on an agreed upon future  date.  The resale  price  exceeds  the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial
banks,  U.S.  branches  of  foreign  banks  or  broker-dealers   that  have  been
designated  a primary  dealer in  government  securities.  They must meet  credit requirements set by the Manager from time to time.

      The majority of these  transactions run from day to day.  Delivery pursuant to  resale  typically  will  occur  within  one to  five  days  of the  purchase.
Repurchase  agreements  having a maturity  beyond  seven days are  subject to the
Fund's  limits on  holding  illiquid  investments.  The Fund will not enter  into transactions  that will  cause  more than 25% of the  Fund's  total  assets to be subject to repurchase agreements.

      Repurchase  agreements,  considered  "loans" under the  Investment  Company
Act of 1940 (the "Investment  Company Act"), are collateralized by the underlying security.  The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the collateral's  value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager  will  monitor the  vendor's  creditworthiness  to confirm that the vendor is financially  sound and will  continuously  monitor the collateral's value.  However,  if the  vendor  fails to pay the resale  price on the  delivery date,  the  Fund  may  incur  costs  in  disposing  of  the  collateral  and  may experience losses if there is any delay in its ability to do so.

      Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint repurchase  accounts.  These  balances  are  invested  in one or more  repurchase agreements,  secured by U.S. government  securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to  cover  payments  of  interest  and principal;  however,  in  the  event  of  default  by  the  other  party  to  the agreement,  retention  or  sale  of  the  collateral  may  be  subject  to  legal proceedings.

|X|   Illiquid  and  Restricted  Securities.  To  enable  the  Fund to  sell  its holdings of a restricted  security not  registered  under the  Securities  Act of
1933,  the Fund  might  have to cause  those  securities  to be  registered.  The expenses of  registering  restricted  securities  may be  negotiated  by the Fund with the  issuer  at the time the Fund  buys the  securities.  When the Fund must
arrange   registration   because  the  Fund  wishes  to  sell  the  security,   a
considerable  period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security  is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price  fluctuation  during that period.

      The Fund has percentage  limitations  that apply to purchases of restricted
and  illiquid  securities,   as  stated  in  the  Prospectus.   Those  percentage
restrictions  do not limit  purchases of restricted  securities that are eligible for resale to  qualified  institutional  purchasers  pursuant  to Rule 144A under the Securities Act of 1933,  provided that those  securities have been determined to be  liquid  by the  Board  of  Trustees  of the Fund or by the  Manager  under guidelines  approved  by the  Board  of  Trustees.  Those  guidelines  take  into account  the  trading  activity  for  such  securities  and the  availability  of reliable  pricing  information,  among  other  factors.  If  there  is a lack  of trading  interest in a particular Rule 144A security,  the Fund's holding of that security may be deemed to be illiquid.

      The  Fund  can  also  acquire   restricted   securities   through   private
placements.  Those  securities  have  contractual  restrictions  on their  public resale.  Those  restrictions  might  limit the  Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X| Loans of  Portfolio  Securities.  To attempt  to raise  income or raise cash for  liquidity  purposes,  the Fund may  lend its  portfolio  securities  to
brokers,   dealers  and  other  financial   institutions.   There  are  risks  in
connection  with  securities  lending.  The  Fund  might  experience  a delay  in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities.  The Fund presently does not intend to lend  securities;  but if it does,  these  loans  cannot  exceed  5% of the  value of the  Fund's  total assets. Income from securities loans does not constitute  exempt-interest  income for the purpose of paying tax-exempt dividends.

      The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements  (which are subject to change), on each business day the loan  collateral  must be at least  equal to the value of the loaned  securities.
It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
government or its agencies or  instrumentalities,  or other cash  equivalents  in which the Fund is permitted to invest.  To be acceptable as  collateral,  letters of  credit  must  obligate  a bank to pay  amounts  demanded  by the  Fund if the demand  meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,   the  Fund  receives  amounts  equal  to  the
dividends or interest on the loaned  securities.  It also receives one or more of
(a)  negotiated  loan fees, (b) interest on securities  used as  collateral,  and
(c) interest on short-term  debt securities  purchased with the loan  collateral.
Either  type of  interest  may be  shared  with  the  borrower.  The Fund may pay reasonable  finder's,  administrative  or other  fees in  connection  with  these loans.  The terms of the  Fund's  loans  must  meet  applicable  tests  under the
Internal  Revenue  Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      |X|  Hedging.  The Fund can purchase  and sell  futures  contracts  and put and call  options and can enter into  interest  rate swap  agreements.  These are all  referred  to as  "hedging  instruments."  The  Fund  does  not  use  hedging instruments  for  speculative  purposes,  and has limits on the use of them.  The
Fund  does  not  use  hedging  instruments  to a  substantial  degree  and is not required to use them in seeking its goal.

      Hedging  involves  risks.  If the Manager used a hedging  instrument at the
wrong  time  or  judged  market  conditions  incorrectly,   the  hedge  might  be
unsuccessful  and the  strategy  could reduce the Fund's  return.  The Fund could also  experience  losses if the prices of its futures and options  positions were not  correlated  with its  other  investments  or if it  could  not  close  out a position because of an illiquid market for the future or option.

      The Fund can use  hedging to attempt to  protect  against  declines  in the market value of its portfolio,  to permit the Fund to retain  unrealized gains in the  value of  portfolio  securities  that  have  appreciated,  or to  facilitate selling securities for investment reasons. To do so the Fund could:
      |_|   sell interest rate futures or municipal bond index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write   covered   calls  on   securities,   interest   rate  futures,
      broadly-based  municipal  indices,  or municipal  bond index  futures.  The
      Fund  can also  write  covered  calls  on debt  securities  to  attempt  to increase  the  Fund's  income,  but that  income  would not be  tax-exempt.
      Therefore it is unlikely  that the Fund would write  covered calls for that purpose.

      The  Fund  can  also  use  hedging  to  establish  a  position  in the debt securities  market as a  temporary  substitute  for  purchasing  individual  debt
securities.   In  that  case  the  Fund  would  normally  seek  to  purchase  the securities,  and then terminate that hedging position.  For this type of hedging, the Fund could:
      |_|   buy interest rate futures or municipal bond index futures, or
      |_|   buy calls on such futures or on securities.

      The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as  described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will  be incidental to the Fund's  investment  activities in the  underlying  cash market.
The particular  hedging  instruments  the Fund can use are described  below.  The
Fund may employ new hedging  instruments  and strategies when they are developed,
if  those   investment   methods  are  consistent  with  the  Fund's   investment
objective,  are  approved  by its  Board,  and are  permissible  under the Fund's investment restrictions and applicable regulations.

        |_|  Futures.  The Fund can buy and sell  futures  contracts  relating to debt  securities  (these are called  "interest  rate futures") and municipal bond indices (these are referred to as "municipal  bond index  futures"),  but only as a hedge against interest rate changes.

      An  interest  rate  future   obligates  the  seller  to  deliver  (and  the
purchaser  to take)  cash or a  specific  type of debt  security  to  settle  the futures  transaction.  Either party could also enter into an offsetting  contract to close out the futures position.

      A "municipal  bond index" assigns  relative  values to the municipal  bonds in the  index,  and is used as the basis for  trading  long-term  municipal  bond futures  contracts.  Municipal  bond index  futures are similar to interest  rate futures except that  settlement is made only in cash.  The  obligation  under the contract may also be  satisfied  by entering  into an  offsetting  contract.  The strategies  which the Fund  employs in using  municipal  bond index  futures  are similar to those with regard to interest rate futures.

      No money is paid by or  received  by the Fund on the  purchase or sale of a futures  contract.  Upon  entering into a futures  transaction,  the Fund will be required  to  deposit  an  initial  margin  payment  in cash  or U.S.  government securities with the futures commission  merchant (the "futures broker").  Initial margin  payments will be deposited  with the Fund's  custodian bank in an account registered in the futures  broker's  name.  However,  the futures broker can gain access to that account only under  certain  specified  conditions.  As the future is marked to market  (that is,  its  value on the  Fund's  books is  changed)  to
reflect  changes  in  its  market  value,  subsequent  margin  payments,   called
variation margin, will be paid to or by the futures broker daily.

      At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which  time a final determination  of variation  margin is made and additional cash is required to be paid by or  released to the Fund.  Any gain or loss is then  realized by the Fund on the Future for tax  purposes.  Although  interest  rate futures by their terms call for  settlement  by the  delivery  of debt  securities,  in most  cases  the obligation  is fulfilled  without such  delivery by entering  into an  offsetting transaction.  All futures  transactions  are  effected  through a clearing  house associated with the exchange on which the contracts are traded.

      The Fund may  concurrently  buy and sell  futures  contracts  in a strategy anticipating  that the future the Fund  purchased  will  perform  better than the future the Fund sold.  For  example,  the Fund might buy  municipal  bond futures and  concurrently  sell U.S.  Treasury  bond  futures  (a type of  interest  rate future).  The Fund would  benefit if municipal  bonds  outperform  U.S.  Treasury bonds on a  duration-adjusted  basis.  There are risks  that this type of futures strategy will not be  successful.  U.S.  Treasury bonds might perform better on a
duration-adjusted   basis  than  municipal  bonds,  and  the  assumptions   about
duration  that were  used  might be  incorrect  (for  example,  the  duration  of municipal  bonds  relative  to U.S.  Treasury  bonds might turn out to be greater than anticipated).

        |_| Put and Call  Options.  The Fund  can buy and sell  certain  kinds of
put  options  (puts)  and  call  options   (calls),   including   index  options,
securities options and options on futures. These strategies are described below.

        Options  trading  involves  the  payment  of  premiums  and can  increase portfolio  turnover.  Interest  rate  swaps  are  subject  to  credit  risks  and interest  rate  risks.  The Fund  could be  obligated  to pay more under its swap agreements  than it receives  under them,  as a result of interest  rate changes.
The Fund  cannot  enter  into  swaps  with  respect to more than 25% of its total assets.

        |_| Writing  Covered  Call  Options.  The Fund can write (that is,  sell)
call options.  Calls the Fund sells may be listed on a securities or  commodities exchange  or quoted on  NASDAQ,  the  automated  quotation  system of The  Nasdaq
Stock Market, Inc. or traded in the  over-the-counter  market. Each call the Fund writes must be "covered"  while it is  outstanding.  That means the Fund must own the  investment  on which  the  call was  written.  The Fund may  write  calls on futures  contracts,  but if it does not own the futures  contract or  deliverable securities,  these calls must be covered by  securities  or other  liquid  assets that the Fund owns and  segregates  to enable it to satisfy  its  obligations  if the call is  exercised.  Up to 20% of the Fund's  total  assets may be subject to calls.

      When  the  Fund  writes  a  call  on  a  security,   it  receives  cash  (a
premium).The  Fund agrees to sell the  underlying  investment to a purchaser of a corresponding  call on the  same  security  during  the  call  period  at a fixed exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market  price of the  underlying  security.  The Fund has  retained  the risk of loss that the price of the  underlying  security  may decline  during the call  period.  That  risk may be offset to some  extent by the  premium  the Fund receives.  If the value of the investment  does not rise above the call price, it is likely  that the call will lapse  without  being  exercised.  In that case the
Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund will pay an amount of cash  equal to the difference  between the closing price of the call and the exercise  price, multiplied  by the  specified  multiple  that  determines  the total value of the call for each  point of  difference.  If the value of the  underlying  investment does not rise  above  the call  price,  it is  likely  that the call  will  lapse without being exercised. In that case the Fund would keep the cash premium.

      The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent  through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the  investments on which the
Fund has written  calls traded on  exchanges,  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the  expiration  of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund  writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement with a primary U.S.  Government  securities dealer which will establish  a formula  price at which the Fund  will  have the  absolute  right to repurchase  that OTC option.  The formula  price  would  generally  be based on a multiple of the  premium  received  for the option,  plus the amount by which the option is  exercisable  below the market price of the  underlying  security (that is, the option is  "in-the-money").  When the Fund writes an OTC option,  it will treat as illiquid (for purposes of its  restriction on illiquid  securities)  the mark-to-market  value of any OTC option held by it,  unless the option is subject to a buy-back  agreement by the executing broker.  The SEC is evaluating  whether
OTC options  should be considered  liquid  securities.  The  procedure  described above could be affected by the outcome of that evaluation.

      To  terminate  its  obligation  on a call  it has  written,  the  Fund  may purchase a  corresponding  call in a  "closing  purchase  transaction."  The Fund will  then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium received on the call the
Fund  wrote  was more or less than the  price of the call the Fund  purchased  to close out the  transaction.  A profit  may also be  realized  if the call  lapses unexercised,  because the Fund retains the underlying  investment and the premium received.  Any such profits are considered  short-term  capital gains for Federal tax  purposes,  as are premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary income.

      The Fund may also  write  calls on  futures  contracts  without  owning the futures contract or securities  deliverable under the contract.  To do so, at the time the call is  written,  the  Fund  must  cover  the  call by  segregating  in escrow an  equivalent  dollar  value of liquid  assets.  The Fund will  segregate additional  liquid  assets if the value of the  escrowed  assets drops below 100%
of the current  value of the future.  Because of this escrow  requirement,  in no circumstances  would the Fund's  receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

        |_| Writing Put Options.  The Fund can sell put options.  A put option on securities  gives the purchaser the right to sell,  and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during  the option period.  The Fund  will not  write  puts if,  as a  result,  more than 20% of the
Fund's  total  assets  would be  required  to be  segregated  to  cover  such put options.

      If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified  on the Fund's  books.  The premium the Fund  receives  from writing a put  represents  a  profit,  as long as the  price of the  underlying  investment remains equal to or above the exercise price of the put.  However,  the Fund also
assumes  the   obligation   during  the  option  period  to  buy  the  underlying
investment  from the buyer of the put at the  exercise  price,  even if the value of the investment  falls below the exercise  price. If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction  costs incurred.  If the put is exercised,  the Fund must fulfill its  obligation  to purchase the  underlying  investment  at the exercise  price.
That price will usually  exceed the market value of the  investment at that time.
In that case,  the Fund may incur a loss if it sells the  underlying  investment.
That  loss  will  be  equal  to the  sum  of the  sale  price  of the  underlying investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will deposit in escrow  liquid assets with a  value  equal  to  or  greater  than  the  exercise  price  of  the  underlying
securities.   The  Fund  therefore  forgoes  the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's  obligation  as the put writer  continues,  it may be assigned  an  exercise  notice  by the  broker-dealer  through  which the put was sold.  That notice  will  require  the Fund to take  delivery  of the  underlying security  and pay the  exercise  price.  The Fund has no control over when it may be required  to purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation as the writer of the put.  That  obligation  terminates  upon  expiration of the put. It may also  terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction  by  purchasing  a put of the same  series as it sold.  Once the Fund has been  assigned an exercise  notice,  it cannot  effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting  a closing  purchase  transaction  will also permit  the Fund to write  another  put  option on the  security,  or to sell the security  and use the  proceeds  from the sale for  other  investments.  The Fund will realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the  transaction  is less or more than the  premium  received from  writing  the put option.  Any  profits  from  writing  puts are  considered short-term  capital gains for Federal tax purposes,  and when  distributed by the
Fund, are taxable as ordinary income.

        |_|  Purchasing  Calls  and Puts.  The Fund can buy calls on  securities, broadly-based  municipal bond indices,  municipal bond index futures and interest rate  futures.  It can also buy  calls to  close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  may  be  listed  on  a  securities  or commodities  exchange,  or quoted on  NASDAQ,  or traded in the  over-the-counter market.  A call or put option may not be purchased  if the  purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed  5% of its total assets.

      When  the  Fund  purchases  a  call  (other  than  in  a  closing  purchase transaction),  it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying  investment  from a seller of a corresponding call on the same  investment  during the call period at a fixed  exercise  price.
The Fund  benefits  only if (1) the  call is sold at a profit  or (2) the call is exercised  when the market price of the  underlying  investment  is above the sum of the exercise price plus the  transaction  costs and premium paid for the call.
If the call is not either  exercised  or sold  (whether  or not at a profit),  it will become  worthless at its  expiration  date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund can buy  puts on debt  securities,  municipal  bond  indices,  and interest  rate or  municipal  bond  index  futures,  whether  or not it owns  the underlying  investment.  When the Fund  purchases a put,  it pays a premium  and, except as to puts on  indices,  has the right to sell the  underlying  investment to a seller of a put on a  corresponding  investment  during  the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to  resell  the put or to buy the  underlying investment  and  sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt  security,  interest  rate future or municipal  bond index  future the Fund owns  enables  the Fund to protect  itself  during the put period  against a decline  in the value of the  underlying  investment  below the exercise  price by selling the  investment  at the exercise  price to a seller of corresponding  put. If the market price of the underlying  investment is equal to or above the  exercise  price  and,  as a  result,  the put is not  exercised  or resold,  the put will become  worthless at its expiration  date. In that case the
Fund  will,  have  paid the  premium  but lost the  right to sell the  underlying investment.  However,  the Fund may sell the put  prior to its  expiration.  That sale may or may not be at a profit.

        |_|  Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires special skills and knowledge of investment  techniques that are  different  than what is required  for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market  conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls  written by the Fund may cause the
Fund to sell related  portfolio  securities,  thus  increasing its turnover rate.
The  exercise  by the  Fund  of  puts  on  securities  will  cause  the  sale  of underlying  investments,  increasing  portfolio  turnover.  Although the decision whether to  exercise a put it holds is within the Fund's  control,  holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could  pay a  brokerage  commission  each  time it buys a call or put, sells a call, or buys or sells an underlying  investment in connection  with the  exercise of a call or put.  Such  commissions  might be higher on a relative basis  than the  commissions  for  direct  purchases  or sales of the  underlying investments.  Premiums  paid for  options  are small in  relation  to the  market value of the  underlying  investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options  could result in the  Fund's net asset  value  being  more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the  investment at the call  price.  It will not be able to  realize  any profit if the  investment  has increased in value above the call price.

      There is a risk in using short  hedging by selling  interest  rate  futures and municipal  bond index futures or  purchasing  puts on municipal  bond indices or futures to attempt  to  protect  against  declines  in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable  index will  correlate  imperfectly  with the  behavior  of the cash  (that is,  market)
prices of the Fund's  securities.  It is  possible  for  example,  that while the
Fund has used  hedging  instruments  in a short hedge,  the market might  advance and the value of debt securities held in the Fund's  portfolio might decline.  If that  occurred,  the Fund would lose money on the  hedging  instruments  and also experience a decline in value of its debt securities.  However,  while this could occur  over a brief  period or to a very small  degree,  over time the value of a diversified  portfolio  of  debt  securities  will  tend  to  move  in  the  same direction as the indices upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio  diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of debt securities  being hedged and  movements in the price of the hedging  instruments, the Fund  might use  hedging  instruments  in a greater  dollar  amount  than the dollar amount of debt securities  being hedged.  It might do so if the historical volatility  of the prices of the debt  securities  being  hedged is greater  than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions  due to  differences in the natures of those markets.  All
participants   in  the  futures   markets  are  subject  to  margin  deposit  and
maintenance   requirements.   Rather  than  meeting   additional  margin  deposit
requirements,  investors  may  close out  futures  contracts  through  offsetting transactions  which could  distort the normal  relationship  between the cash and
futures   markets.   From  the  point  of  view  of   speculators,   the  deposit
requirements  in the futures  markets are less onerous  than margin  requirements in the securities markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund  can use  hedging  instruments  to  establish  a  position  in the municipal  securities  markets as a  temporary  substitute  for the  purchase  of individual  securities  (long  hedging).  It is  possible  that the market  might decline.  If the Fund then concludes not to invest in such securities  because of concerns that there might be further  market  decline or for other  reasons,  the
Fund  will  realize a loss on the  hedging  instruments  that is not  offset by a reduction in the purchase price of the securities.

      An  option  position  may be  closed  out  only on a market  that  provides secondary  trading for options of the same series.  There is no assurance  that a liquid  secondary  market will exist for a particular  option.  If the Fund could not effect a closing  purchase  transaction  due to a lack of a market,  it would have to hold the  callable  investment  until the call  lapsed or was  exercised, and could incur losses.

        |_| Interest Rate Swap  Transactions.  In an interest rate swap, the Fund and another  party  exchange  their right to receive or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive  floating rate  payments  for fixed  rate  payments.  The Fund can enter into swaps only on securities  it owns.  The Fund may not enter into swaps with respect to more than
25% of its total assets.  Also,  the Fund will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover  any  amounts  it could owe under swaps that  exceed the  amounts it is  entitled  to  receive,  and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements of interest  rates in the future,  the payments made by the Fund  under a swap  agreement  will  have  been  greater  than  those received by it.  Credit risk arises from the  possibility  that the  counterparty will default.  If the counterparty to an interest rate swap defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments  that the
Fund has not yet  received.  The Manager  will  monitor the  creditworthiness  of counterparties  to the  Fund's  interest  rate swap  transactions  on an  ongoing basis.

      The Fund can enter into swap transactions  with appropriate  counterparties pursuant to master netting  agreements.  A master netting agreement provides that all  swaps  done  between  the  Fund  and  that  counterparty  under  the  master agreement  shall be regarded as parts of an  integral  agreement.  If on any date amounts are payable under one or more swap  transactions,  the net amount payable on that date  shall be paid.  In  addition,  the  master  netting  agreement  may provide that if one party  defaults  generally or on one swap,  the  counterparty can  terminate the swaps with that party.  Under master  netting  agreements,  if there is a default  resulting in a loss to one party,  that  party's  damages are calculated  by reference to the average cost of a  replacement  swap with respect to each swap.  The gains and losses on all swaps are then netted,  and the result is the counterparty's  gain or loss on termination.  The termination of all swaps and the netting of gains and losses on  termination  is generally  referred to as
"aggregation."

        |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate  within  certain  guidelines and  restrictions  established by the Commodity  Futures Trading  Commission (the
"CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements  of Rule
4.5 adopted by the CFTC.  That Rule does not limit the  percentage  of the Fund's assets that may be used for Futures  margin and related  options  premiums  for a bona fide  hedging  position.  However,  under  the Rule the Fund must  limit its aggregate  initial  futures margin and related  options  premiums to no more than
5% of the Fund's net assets for hedging  strategies  that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund also must use short  futures  and  options on futures  positions  solely for bona fide  hedging purposes  within the  meaning  and  intent of the  applicable  provisions  of the
Commodity Exchange Act.

      Transactions   in   options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges  limit the maximum number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those  limits  apply  regardless  of whether the options were written or purchased on the same or  different  exchanges,  or are held in one or more accounts or through one or more  different  exchanges or through one or more brokers.  Thus,  the  number  of  options  that the Fund may write or hold may be
affected  by  options  written  or  held  by  other  entities,   including  other
investment  companies  having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose  position limits on futures  transactions.  An exchange  may order the  liquidation  of  positions found  to  be  in  violation  of  those  limits  and  may  impose  certain  other sanctions.

      Under the  Investment  Company  Act,  when the Fund  purchases  an interest rate future or municipal  bond index  future,  it must  maintain  cash or readily marketable  short-term  debt  instruments  in an amount equal to the market value of the investments  underlying the future,  less the margin deposit applicable to
it.

      |X| Temporary  Defensive and Interim  Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
          |_|                         short-term municipal securities;
          |_|                         obligations  issued  or  guaranteed  by the
          U.S. government or its agencies or instrumentalities;
          |_|             corporate  debt  securities   rated  within  the  three
          highest grades by a nationally recognized rating agency;
          |_|             commercial  paper rated "A-1" by Standard & Poor's,  or
          having a  comparable  rating by  another  nationally  recognized-rating agency; and
          |_|             certificates  of deposit of domestic  banks with assets
          of $1 billion or more.

      |X| Taxable  Investments.  While the Fund can invest up to 20% of its total assets in investments  that generate  income subject to income taxes, it does not anticipate  investing  substantial  amounts of its assets in taxable  investments under normal market  conditions or as part of its normal  trading  strategies and policies.  To the extent it invests in taxable securities,  the Fund would not be able to meet its objective of providing  tax exempt  income to its  shareholders.
Taxable  investments  include,  for  example,  hedging  instruments,   repurchase
agreements,  and some of the  types of  securities  it  would  buy for  temporary defensive purposes.

|X|   Investment in Other Investment  Companies.  The Fund can also invest in the securities  of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types  of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which  are  typically open-end funds or unit investment  trusts,  listed on a stock exchange.  The Fund might  do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the  Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another  investment  company may involve the payment of  substantial premiums above the value of such investment  company's  portfolio  securities and is subject to  limitations  under the  Investment  Company Act. The Fund does not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an investment  company,  the Fund would be subject to its ratable share of that  investment  company's  expenses,  including
its  advisory  and  administration   expenses.   The  Fund  does  not  anticipate
investing a  substantial  amount of its net assets in shares of other  investment companies.

      |X| Borrowing for Leverage.  The Fund can borrow from banks and  investment companies  in  amounts  as  permitted  by  the  Investment  Company  Act  to  buy
portfolio   securities.   Borrowing  to  purchase   portfolio   securities  is  a
speculative   investment   technique  known  as  "leveraging."   This  investment
technique may subject the Fund to greater  risks and costs,  including the burden of interest  expense,  an expense the Fund would not  otherwise  incur.  The Fund can  borrow  only if it  maintains  a 300% ratio of assets to  borrowings  at all times in the  manner  required  under  applicable  provisions  of the  Investment
Company  Act.  If the value of the  Fund's  assets  fails to meet this 300% asset coverage  requirement,  the Fund is required to reduce its bank debt within three days to meet the  requirement.  To do so,  the Fund  might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans,  and that interest  expense will raise  the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow for  leverage.  The  interest on a loan might be more (or less) than the yield on the securities  purchased with the loan  proceeds.  Additionally,  the Fund's net asset  value  per share  might  fluctuate  more  than  that of funds  that do not borrow.

      The Fund has entered  into an  agreement  enabling it to  participate  with other  OppenheimerFunds  in an unsecured line of credit with a bank.  Interest is charged  to each  fund  based  on its  respective  borrowings.  The  Fund  pays a commitment  fee equal to its pro rata share of the  average  amortized  amount of the credit line.  This fee is described in the notes to the Financial  Statements at the end of this Statement of Additional Information.

|X|   Interfund   Borrowing  and  Lending   Arrangements.   Consistent  with  its
fundamental   policies  and  pursuant  to  an  exemptive   order  issued  by  the
Securities  and  Exchange   Commission  (the  "SEC"),  the  Fund  may  engage  in
borrowing  and  lending  activities  with  other  funds  in the  OppenheimerFunds
complex.   Borrowing  money  from  affiliated  funds  may  afford  the  Fund  the flexibility to use the most  cost-effective  alternative to satisfy its borrowing requirements.  Lending money to an  affiliated  fund may allow the Fund to obtain a  higher  rate of  return  than it could  from  interest  rates  on  alternative short-term  investments.  The interfund  lending  arrangement is consistent  with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund  Borrowing.  The  Fund  will not  borrow  from  affiliated  funds unless the terms of the  borrowing  arrangement  are at least as favorable as the terms the Fund could  otherwise  negotiate  with a third  party.  To assure  that the  Fund  will  not be  disadvantaged  by  borrowing  from an  affiliated  fund, certain  safeguards have been implemented.  Examples of these safeguards  include the following:
o     the Fund will not borrow  money from  affiliated  funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing  from  affiliated  funds must be consistent  with its investment objective and investment policies;
o     the loan rates will be the average of the  overnight  repurchase  agreement rate  available  through  the  OppenheimerFunds  joint  repurchase
               agreement   account  and  a   pre-established   formula  based  on
               quotations  from  independent  banks  to  approximate  the  lowest interest  rate at  which  bank  loans  would be  available  to the
               Fund;
o     if the Fund has  outstanding  borrowings  from all sources greater than 10%
               of its total  assets,  then the Fund must secure  each  additional outstanding  interfund  loan by  segregating  liquid assets of the
               Fund as collateral;
o     the Fund  cannot  borrow from an  affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the  Trustees  will be provided  with a report of all  interfund  loans and the Trustees  will monitor all such  borrowings to ensure that the
               Fund's participation is appropriate.

      There is a risk  that a  borrowing  fund  could  have a loan  called on one days'  notice.  In that  circumstance,  the Fund might have to borrow from a bank at a higher  interest  cost if money to lend  were  not  available  from  another
Oppenheimer fund.

o     Interfund  Lending.  To assure that the Fund will not be  disadvantaged  by making loans to  affiliated  funds,  certain  safeguards  have been  implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to  affiliated  funds unless the interest rate
               on  such  loan  is   determined   to  be   reasonable   under  the
               circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an  interfund  loan to any one  affiliated  fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the  Manager  will  provide the  Trustees  reports on all  interfund  loans demonstrating  that the Fund's  participation  is appropriate  and that the loan is consistent  with its  investment  objectives  and policies.

      When  the  Fund  lends  assets  to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

Investment Restrictions

      |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that  the  Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote  of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the Investment  Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares  present or  represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  are
"fundamental"  only if they are  identified as such. The Fund's Board of Trustees can  change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in  supplements or updates  to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most  significant  investment  policies are described in the Prospectus.

      |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

      |_| The Fund may not borrow  money,  except to the extent  permitted  under
the  Investment  Company  Act,  the  rules  or  regulations   thereunder  or  any
exemption  therefrom  that is applicable  to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any  exemption therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_|  The  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would  be invested in  securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This  limitation  applies to 75% of the  Fund's  total  assets.  The  limit  does not  apply to  securities issued  or  guaranteed  by  the  U.S.  government  or  any  of  its  agencies  or instrumentalities or securities of other investment companies.

      |_| The Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or  guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities  issued by other investment companies.

      |_| The Fund cannot  invest in real  estate.  However,  the Fund can invest in municipal  securities or other permissible  securities or instruments  secured by real estate or interests in real estate.

      |_| The Fund cannot  underwrite  securities.  A permitted  exception  is in case it is deemed to be an  underwriter  under  the  Securities  Act of 1933 when reselling in securities held in its portfolio.

      |_| The Fund cannot issue "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated  as segregated or margin  collateral or escrow  arrangements are established to cover the related  obligations.  Examples of those activities  include borrowing money, reverse  repurchase  agreements,  delayed-delivery  and when-issued  arrangements
for   portfolio   securities   transactions,   and   contracts  to  buy  or  sell
derivatives, hedging instruments, options or futures.

    |X| Does the Fund  Have  Additional  Non-Fundamental  Policies?  The Fund has
additional  operating  policies  that  are  not  fundamental,  and  which  can be changed by the Board of Trustees  without  shareholder  approval.  The  following investment restrictions are not fundamental policies of the Fund:

    |_|  Although  the Fund can invest 25% or more of its assets in a  particular segment  of the  municipal  bond  market,  it will not  invest 25% or more of its total assets in industrial revenue bonds in a single industry.

    |_| The Fund will not  purchase  or retain  securities  if, as a result,  the
Fund  would  have more than 5% of its total  assets  invested  in  securities  of private issuers having a record of less than three years'  continuous  operation, or in  industrial  development  bonds if the private  entity on whose  credit the security is based,  directly or indirectly,  is less than three years old, unless the security is rated by a  nationally-recognized  rating service.  In each case, that period may include the operation of predecessor companies or enterprises.

    |_| The Fund will not  invest  in common  stock or any  warrants  related  to common stocks. These operating policies are not fundamental policies.

      Unless the  Prospectus or Statement of Additional  Information  states that a  percentage  restriction  applies on an ongoing  basis,  it applies only at the time  the  Fund  makes  an  investment  (except  in the  case  of  borrowing  and investments  in  illiquid  securities).  In that  case  the  Fund  need  not sell securities  to  meet  the  percentage  limits  if the  value  of  the  investment increases in proportion to the size of the Fund.

Diversification.  The  Fund  intends  to  be  "diversified"  as  defined  in  the
Investment  Company Act and to satisfy the  restrictions  against  investing  too much of its assets in any  "issuer" as set forth in the  restrictions  above.  In implementing  this  policy,  the  identification  of the  issuer  of a  municipal security  depends on the terms and  conditions of the  security.  When the assets and  revenues  of  an  agency,  authority,  instrumentality  or  other  political subdivision  are  separate  from  those  of the  government  creating  it and the security is backed only by the assets and  revenues of the  subdivision,  agency, authority or  instrumentality,  the latter would be deemed to be the sole issuer.
Similarly,  if an  industrial  development  bond is backed only by the assets and revenues of the  non-governmental  user, then that user would be deemed to be the sole issuer.  However,  if in either case the creating  government  or some other entity  guarantees  a security,  the  guarantee  would be  considered  a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction  Against  Concentration.  To implement its policy not to concentrate its  investments,  the Fund has adopted the industry  classifications set forth in  Appendix  B to this  Statement  of  Additional  Information.  Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its  investments,  the
Manager  will  consider  a  non-governmental   user  of  facilities  financed  by
industrial  development  bonds as being in a  particular  industry.  That is done even  though  the bonds  are  municipal  securities,  as to which the Fund has no
concentration   limitation.   Although  this  application  of  the  concentration
restriction  is not a  fundamental  policy  of the Fund,  it will not be  changed without shareholder approval.

How the Fund is Managed

Organization  and  History.  The Fund is a  diversified  investment  portfolio or
"series" of  Oppenheimer  Municipal  Fund,  an open-end,  diversified  management investment  company organized as a Massachusetts  business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

      Oppenheimer  Municipal  Fund  (and  therefore  the Fund as its  series)  is governed  by a Board  of  Trustees,  which  is  responsible  for  protecting  the
interests  of  shareholders   under   Massachusetts's   law.  The  Trustees  meet
periodically  throughout  the year to oversee the Fund's  activities,  review its performance, and review the actions of the Manager.

      Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to  create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes  of shares.  The  Trustees  also may divide or  combine  the shares of a class into a
greater  or  lesser  number  of  shares   without   changing  the   proportionate
beneficial   interest  of  a  shareholder  in  the  Fund.   Shares  do  not  have
cumulative  voting  rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|  Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the
Fund is not  required  to  hold,  and  does  not  plan to  hold,  regular  annual meetings of  shareholders,  but may do so from time to time on important  matters or when  required  to do so by the  Investment  Company  Act or other  applicable law. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|  Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee and a Review Committee. The
Audit Committee is comprised solely of Independent Trustees. The members of the
Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George
C. Bowen and Robert J. Malone.  The Audit Committee held 6 meetings during the fiscal year ended September 30, 2003.  The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;
(iii) review reports from the Manager's Internal Audit Department; (iv)
maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the Fund and the Manager and certain affiliates of the Manager.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating
Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the
Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman), Robert
G. Avis, Richard Grabish, Sam Freedman, Beverly Hamilton and F. William
Marshall, Jr.  The Review Committee held 6 meetings during the fiscal year ended September 30, 2003.  Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the
Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company
Act and other applicable law.

Trustees and Officers of the Fund. Except for Messrs. Murphy and Grabish, each of the Trustees are "Independent Trustees," as under the Investment Company
Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.
Mr. Grabish is an "Interested Trustee" because he is affiliated with Centennial
Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager), by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Ms.
Hamilton and Messrs. Grabish and Malone, who are not Trustees of Oppenheimer
Senior Floating Rate Fund) (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust

Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees and employees (and their immediate  family  members)  of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for  their  employees  are  permitted  to purchase  Class A  shares  of the  Fund and the  other  Oppenheimer  funds at net asset value without  sales charge.  The sales charges on Class A shares is waived for that  group  because  of the  economies  of  sales  efforts  realized  by the
Distributor.

      Messrs. Fielding, Murphy, Molleur, Vottiero, Wixted and Zack, and Mses.
Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund.  As of October 22, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.
The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Affiliated Transactions and Material Business Relationships. In 2001, Mr. Swain
surrendered for cancellation 60,000 options of Oppenheimer Acquisition Company
("OAC") (the Manager's parent holding company) to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,     Formerly,  Chief Executive Officer (until $0         Over
Chairman and        August  27,  2002) of the Board II Funds,            $100,000
Trustee since 1986  Vice Chairman  (until January 2, 2002) of
Age: 70             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 38  portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Vice Chairman and   Mortgage     Company     (since    1991),
Trustee since 1999  Centennial  State Mortgage Company (since
Age: 66             1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G. $0         Over
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 72             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly (until April 1999):  Senior Vice $0         Over
Trustee since 1998  President   (from   September  1987)  and            $100,000
Age: 67             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  OppenheimerFunds  plc (offshore fund
                    management  subsidiaries of the Manager).
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $0         $50,001-
Trustee since 1999  Vernon,  George  Washington's home (since            $100,000
Age: 65             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Chairman and Director (since 1998) of     $0         Over
Trustee since 1990  Rocky Mountain Elk Foundation (a                     $100,000
Age: 61             not-for-profit foundation); and a
                    director (since October 1999) of P.R.
                    Pharmaceuticals (a privately held
                    company) and UNUMProvident (an insurance
                    company) (since June 1, 2002). Formerly
                    Chairman and a director (until October
                    1996) and President and Chief Executive
                    Officer (until October 1995) of the
                    Manager; President, Chief Executive
                    Officer and a director of Oppenheimer
                    Acquisition Corp., Shareholders Services
                    Inc. and Shareholder Financial Services,
                    Inc. (until October 1995). Oversees 38
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado Uplift (a            $0         Over
Trustee since 1996  non-profit charity) (since September                 $100,000
Age: 63             1984). Formerly (until October 1994) Mr.
                    Freedman held several positions in
                    subsidiary or affiliated companies of
                    the Manager. Oversees 38 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.          Trustee (since 1996) of MassMutual        $0         $10,001-$50,000
Hamilton,           Institutional Funds and of MML Series
Trustee since 2002  Investment Fund (open-end investment
Age: 57             companies); Director of MML Services
                    (since April 1987) and America Funds
                    Emerging Markets Growth Fund (since
                    October 1991) (both are investment
                    companies), The California Endowment (a
                    philanthropy organization) (since April
                    2002), and Community Hospital of
                    Monterey Peninsula, (since February
                    2002); a trustee (since February 2000)
                    of Monterey International Studies (an
                    educational organization), and an
                    advisor to Unilever (Holland)'s pension
                    fund and to Credit Suisse First Boston's
                    Sprout venture capital unit. Mrs.
                    Hamilton also is a member of the
                    investment committees of the Rockefeller
                    Foundation, the University of Michigan
                    and Hartford Hospital. Formerly,
                    President (February 1991-April 2000)
                    ARCO Investment Management Company.
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman  and CEO (since  2003) of Steele $0         Over
Trustee since 2002  Street State Bank (a  commercial  banking            $100,000
Age: 59             entity);  Director  (since 2001) of Jones
                    Knowledge,   Inc.   (a   privately   held
                    company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 37  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 61             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   40
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                                 Interested Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                        Dollar
                                                                        Range Of
                                                                        Shares
                                                                        Beneficially
                                                                        Owned in
                    Years;                                   Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,          by Trustee;                              BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex     Owned in   Overseen by
Age                 Currently Overseen by Trustee            the Trust  Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F. Grabish, Senior   Vice    President,    Assistant $0         Over
Trustee since 2003  Director of Sales and  Marketing  (since            $100,000
Age: 55             March  1997),  and  Manager  of  Private
                    Client  Services  (since  June 1985) for
                    A.G.     Edwards     &    Sons,     Inc.
                    (broker/dealer   and  investment  firm).
                    Chairman  and  Chief  Executive  Officer
                    (since  March  2001)  of  A.G.   Edwards
                    Trust  Company;  Director  (since  March
                    1988)  of  A.G.  Edwards  &  Sons,  Inc.
                    Formerly  (until  March 1987)  President
                    and Vice Chairman of A.G.  Edwards Trust
                    Company.  Oversees 37  portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 54            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    66     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Messrs.
Fielding, Molleur and Zack and Ms. Feld, Two World Financial Center, 225
Liberty Street, 11th Floor, New York, NY 10080, for Messrs. Vottiero and Wixted
and Mses. Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.
Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President (since January 1996) of the Manager;
Vice President and      Chairman of the Rochester Division of the Manager (since

Portfolio Manager       January 1996); an officer of 9 portfolios in the
since 2002              OppenheimerFunds complex.
Age:  54

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (offshore fund  management  subsidiaries of the Manager)
                        (since  May 2000) and OFI  Institutional  Asset  Management,
                        Inc. (since  November  2000);  Treasurer and Chief Financial
                        Officer  (since May 2000) of  Oppenheimer  Trust  Company (a
                        trust  company   subsidiary   of  the  Manager);   Assistant
                        Treasurer  (since  March  1999) of  Oppenheimer  Acquisition
                        Corp.  and  OppenheimerFunds  Legacy  Program  (since  April
                        2000);   formerly  Principal  and  Chief  Operating  Officer
                        (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund
                        Services  Division.  An  officer  of 82  portfolios  in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age:  40                portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age:  40                Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     |X| Remuneration of Trustees.  The officers of the Fund and Mr. Murphy (who is an officer  and  Trustee of the Fund) are  affiliated  with the  Manager  and receive  no salary or fee from the Fund..  The  remaining  Trustees  of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2003. The compensation  from all 41 of the Board
II Funds (including the Fund) represents  compensation received for serving as a director or trustee and member of a committee (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------------

Trustee Name and Other               Aggregate Compensation from Fund1

Total Compensation From Fund and Fund Complex Paid to Trustees*
Fund Position(s) (as
applicable)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------

James C. Swain                            $1,680                $177,996

Chairman of the Board of Trustees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong

Vice Chairman of the Board and             $960                 $92,076
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                             $960                 $92,199

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $960                 $91,124

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $1,092                $99,743

Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $1,092                $94,590

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                               $960                 $92,199

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Richard F. Grabish                          $0                  $9,0132

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton                           $9473              $113,6594,5
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone                           $9476                $58,3264
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.                   $960                $138,1247
Review Committee Member

-------------------------------------------------------------------------------

Effective  July 1,  2002,  C.  Howard  Kast and  Robert M.  Kirchner  retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner  received $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.

1.   Aggregate  Compensation from Fund includes fees and deferred  compensation, if any, for a Trustee.

     2.  Effective  October 27, 2003,  Mr. Grabish was elected as Trustee on all
Board II Funds (with the exception of  Oppenheimer  Senior  Floating Rate Fund).
Prior to that date, "Total  Compensation From Fund and Fund Complex" paid to Mr.
Grabish for service as a Trustee, as well as service on the Review Committee was paid only by  Centennial  Government  Trust,  Centennial  California  Tax Exempt
Trust,  Centennial  Money Market  Trust,  Centennial  New York Tax Exempt Trust,
Centennial  Tax Exempt Trust and  Centennial  America Fund,  L.P.  (total of six funds for which he  previously  served as Trustee  on the Board II  Funds).  Mr.
Grabish was appointed to the Review Committee  beginning  February 24, 2003. Had he served  on the  Review  Committee  for the 2002  calendar  year,  his  "Total
Compensation From Trust and Fund Complex" would have been higher.

     3. Includes $947 deferred under Deferred Compensation Plan described below.

     4. Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II
Funds  effective  June 1, 2002.  Total  compensation  for Mrs.  Hamilton and Mr.
Malone was paid by all the Board II Funds,  with the  exception  of  Oppenheimer
Senior  Floating  Rate Fund for which they  currently  do not serve as  Trustees
(total of 40 Oppenheimer funds at December 31, 2002).

     5.  Includes  $55,333  compensation  (of which  100% was  deferred  under a deferred  compensation  plan) paid to Mrs.  Hamilton for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

     6. Includes $947 deferred under Deferred Compensation Plan described below.

     7.  Includes  $47,000  compensation  paid to Mr.  Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and
MML Series  Investment  Fund) the  investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor
to  the   MassMutual   International   Equity  Fund,  a  series  of   MassMutual
Institutional Funds.

     *  For  purposes  of  this  section  only,  "Fund  Complex"   includes  the
Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund
in accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

     |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any  Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  the  plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred fee account.

     |X| Major Shareholders.  As of October 22, 2003, the only persons who owned of record or who were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

MLPF&S for the sole benefit of its customers,  Attn:  Fund Admin. # 974E0,  4800
Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
1,635,912.472  Class A Shares,  representing  9.01% of the  Class A Shares  then outstanding;

Citigroup Global Markets, Inc. #109801250,  Attn: Cindy Tempesta, 7th Floor, 333
West 34th Street,  New York,  NY  10001-2483,  which owned  969,283.344  Class A
Shares, representing 5.34% of the Class A shares then outstanding;

MLPF&S for the sole benefit of its customers,  Attn:  Fund Admin.  #97HF3,  4800
Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
690,950.785  Class B Shares,  representing  14.06%  of the  Class B Shares  then outstanding; and

Citigroup Global Markets, Inc. #109801250,  Attn: Cindy Tempesta, 7th Floor, 333
West 34th Street,  New York,  NY  10001-2483,  which owned  394,713.536  Class B
Shares, representing 8.03% of the Class B shares then outstanding;

Citigroup Global Markets, Inc. #109801250,  Attn: Cindy Tempesta, 7th Floor, 333
West 34th Street,  New York,  NY  10001-2483,  which owned  870,014.699  Class C
Shares, representing 7.42% of the Class C shares then outstanding;

MLPF&S  for the sole benefit of its  customers,  Attn:  Fund Admin. # 97C21,
4800 Deer Lake Drive East,  Floor 3,  Jacksonville,  FL 32246-6484,  which owned
2,873,418.577  Class C Shares,  representing  24.50% of the Class C Shares  then outstanding.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies
                                                      ------------------
may be obtained,  after paying a duplicating  fee, by electronic  request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
                          -------------------
Reference Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and  Procedures  under  which the Fund  votes  proxies  relating  to  securities
("portfolio  proxies")  held by the Fund. The Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund  and  its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote  portfolio  proxies in accordance  with the Fund's  Portfolio  Proxy Voting
Guidelines  and to maintain  records of such portfolio  proxy voting.  The Proxy
Voting Guidelines  include  provisions to address conflicts of interest that may arise  between  the Fund  and OFI  where  an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o    In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
     elimination of anti-takeover proposals, absent unusual circumstances.
o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and opposes management proposals to add a super-majority vote requirement.
o    The Fund opposes proposals to classify the board of directors.
o    The Fund support proposals to eliminate cumulative voting.
o    The Fund opposes re-pricing of stock options.
o    The Fund generally considers executive compensation questions such as stock option  plans and bonus plans to be ordinary  business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than August 31st of each year.  The first such filing is due no later than August 31, 2004,  for the twelve months ended June 30, 2004. Once filed,  the Fund's Form N-PX filing will be available (i) without charge,  upon request, by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.
                                                -----------

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the  Fund's  portfolio  and  handles  its day-to day  business.  That  agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the and clerical  personnel  required to provide  effective  corporate administration for the Fund. Those responsibilities  include the compilation and maintenance of records with respect to the Fund's  operations,  the  preparation and filing of specified  reports,  and the  composition  of proxy  materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the  Fund.  The major  categories  relate to  interest,  taxes,  fees to
Independent  Trustees,  legal and audit  expenses,  custodian and transfer agent expenses,  share  issuance  costs,  certain  printing  and  registration  costs, brokerage commissions,  and non-recurring  expenses,  including litigation cost.
The management  fees paid by the Fund to the Manager are calculated at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets  represented  by that class.  The management fees paid by the Fund to the  Manager  during  its last three  fiscal  years are listed below.

     Fiscal Year Ending 9/30                            Management Fee Paid to
                                                        OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2001                                 $ 651,264

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2002                                  $689,836

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2003                                 $1,487,419

-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted the Board in its deliberations.  The Independent
Trustees' Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After  careful   deliberation,   the  Board,   including  the   Independent
Trustees,  concluded  that  it  was in  the  best  interest  of  shareholders  to continue the  investment  advisory  agreement  for another year. In arriving at a decision,  the Board did not  single  out any one  factor or group of  factors as being more  important than other  factors,  but considered all factors  together.
The Board judged the terms and conditions of the investment  advisory  agreement, including  the  investment  advisory  fee,  in  light  of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the
Manager to use broker-dealers to effect the Fund's portfolio transactions.
Under the agreement, the Manager may employ those broker-dealers (including
"affiliated" brokers, as that term is defined in the Investment Company Act)
that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.
The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Subject to those other considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the
Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the
Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------

    Fiscal Year Ended 9/30       Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2001                                   $11,470
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2002                                   $17,447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             2003                                     $02

--------------------------------------------------------------------------------
1.    Amounts do not include  spreads or  concessions  on principal  amounts on a net trade basis.

2.    In the fiscal year ended 9/30/03,  there were no  transactions  directed to brokers for research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------------------------------------------
            Aggregate     Class A     Concessions   Concessions   Concessions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C
  Year    Sales Charges    Sales         Shares        Shares       Shares
  Ended    on Class A     Charges     Advanced by   Advanced by   Advanced by
  9/30:      Shares     Retained by   Distributor1  Distributor1 Distributor1
                        Distributor2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2001       $88,200      $24,230        $4,248       $65,219       $33,758
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2002      $187,431      $56,500       $12,335       $131,411      $80,274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2003     $1,692,485     $429,547      $152,106     $1,165,665   $1,320,313

-------------------------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class A shares  and for  sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    Includes  amounts  retained  by a  broker-dealer  that is an  affiliate  or parent of the distributor.

-------------------------------------------------------------------------------
              Class A Contingent   Class B Contingent     Class C Contingent
Fiscal Year     Deferred Sales       Deferred Sales     Deferred Sales Charges
Ended 9/30:        Charges               Charges             Retained by
                 Retained by           Retained by           Distributor
                 Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2001            $5,362               $24,044                 $580
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002            $2,764               $46,301                $5,423
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2003           $21,470              $132,342               $50,299

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under
Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

      |X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2003, payments under the Class A
Plan totaled $448,228, all of which all was paid by the Distributor to recipients, and included $40,207 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. In cases where the Distributor is the broker of record for Class B and Class C shares, i.e. shareholders without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B and Class C shares.

      The asset-based sales charge and service fees increase Class B and Class
C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The  Distributor's  actual  expenses in selling  Class B and Class C shares may be more than the  payments it receives  from the  contingent  deferred  sales charges  collected  on  redeemed  shares and from the Fund  under the  plans.  If either  the  Class B or Class C plan is  terminated  by the  Fund,  the  Board of
Trustees  may  allow  the Fund to  continue  payments  of the  asset-based  sales
charge  to  the  Distributor  for   distributing   shares  before  the  plan  was
terminated.

 -----------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/03

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class:             Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
                  Under Plan    Distributor     Under Plan       of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Plan

                   $474,436      $359,4361      $1,181,943         1.67%

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Plan

                   $928,190      $532,9882      $2,828,466         1.72%

 -----------------------------------------------------------------------------

1.    Includes $1,673 paid to an affiliate of the Distributor's parent company.
2.    Includes $9,468 paid to an affiliate of the Distributor's parent company.

      All  payments  under  the  Class B and  Class C plans  are  subject  to the limitations  imposed  by  the  Conduct  Rules  of  the  National  Association  of
Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value" and
"total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the one-, five- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).
Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
      Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

      An investment in the Fund is not insured by the FDIC or any other government agency.
      The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      When an investor's shares are redeemed, they may be worth more or less than their original cost.
      Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

            Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the
30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

-----------------------a-b +1)6 -1]
                       ---
 Standardized Yield = 2
                     [(
                       cd

---------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

            Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

   Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class
C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

            Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with  income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable  income
(the net amount  subject to federal  and state  income tax after  deductions  and exemptions).

------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 9/30/03

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                        Tax-Equivalent Yield

              Standardized Yield      Dividend Yield      (35.00% Fed. Tax

                                                              Bracket)
Class of
Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
              Without     After     Without    After     Without     After
               Sales      Sales      Sales     Sales      Sales      Sales
               Charge     Charge    Charge     Charge     Charge     Charge
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A        5.21%      5.02%      5.25%     5.06%      8.01%      7.73%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B        4.44%       N/A       4.55%      N/A       6.84%       N/A

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C        4.46%       N/A       4.58%      N/A       6.86%       N/A

------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year,
2.0% in the third and fourth years, 1.0% in the fifth year and none thereafter.
 For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

            Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an Ending Redeemable
Value ("ERV" in the formula) of that investment, according to the following formula:

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

    ERV      - 1  Average Annual Total
          l/n     Return

    ------

      P

o     Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

----------- - 1 = Average Annual Total Return (After Taxes on Distributions)
ATVD   l/n
---
  P

---------------------------------------------------------------------------------

            Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return

------------

     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 9/30/03

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Cumulative Total            Average Annual Total Returns
             Returns (10
                years
              or life of
 Class of       class)
  Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                 1-Year         (or life of      (or life of
                                                  class)           class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge   Charge   Charge  Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class A1  54.88%   60.50%   0.54%    4.19%   3.21%    3.95%    4.47%   4.84%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class B2  43.88%   43.88%   -0.56%   3.40%   2.98%    3.15%    4.62%   4.62%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class C3  49.15%   49.15%   2.44%    3.42%   3.16%    3.16%    4.15%   4.15%

-------------------------------------------------------------------------------
1. Inception of Class A: 11/11/86.
2. Inception of Class B: 9/11/95.
3.    Inception of Class C: 12/1/93.

----------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)

                          For the Period Ended 09/30/03

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                1-Year     5-Year or Life of   10- Year or Life
                                                 Class             of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

      After Taxes on            0.54%            3.17%              4.44%1

       Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on

Distributions and               2.12%            3.41%              4.51%1

Redemption of Fund Shares
----------------------------------------------------------------------------------
  Inception of Class A shares: 11/11/86.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories. Lipper also publishes "Lipper Leader" awards in two categories:

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked in the municipal national intermediate category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
                ---
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock
Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the
            Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
And the following money market funds:     Rochester Fund Municipals

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters do not consider Class C or
Class N shares you purchase or may have purchased.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases  of shares  which,  when added to the  investor's holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

|X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     The shares  eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)  Class A shares sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,
(b)  Class B shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)  Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class
     A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income attributable to Class B or
Class C shares and the  dividends  payable on Class B or Class C shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those  expenses include the asset-based sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o    Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o    Accounts  with an active Asset Builder Plan,  payroll  deduction  plan or a military allotment plan;
o    OppenheimerFunds-sponsored   group  retirement  accounts  that  are  making
     continuing purchases;
o    Certain  accounts held by  broker-dealers  through the National  Securities
     Clearing Corporation; and
o    Accounts  that  fall  below  the  $500   threshold  due  solely  to  market
     fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other than  Exchange  members  may  conduct  trading in  municipal securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem shares.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

o The following  securities are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:
(1)  debt instruments that have a maturity of more than 397 days when issued,
(2)  debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)  non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)  money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and
(2)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o Securities  (including  restricted  securities)  not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures.

     If the  Manager  is unable to locate  two  market  makers  willing  to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on which  they are  traded  or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the  Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing "bid" and "asked"  prices on the principal  exchange or on
Nasdaq on the  valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the valuation  date. If the put, call or future is not traded on an exchange  or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid"  price if no "asked"
price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:
(1)  for individual  accounts,  represents that they are the registered owner(s)
     of the shares of the Fund in that account;
(2)  for accounts for  corporations,  partnerships,  trusts and other  entities, represents  that they are an  officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)  authorizes  the Fund,  its Transfer  Agent and any bank  through  which the
     Fund's  drafts  (checks)  are  payable to pay all checks  drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)  specifically  acknowledges  that if they  choose  to  permit  checks  to be honored  if there is a single  signature  on  checks  drawn  against  joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that  account  is  registered  in the names of more than one person or more than one  authorized  signature  appears  on the  Checkwriting  card or the application, as applicable;
(5)  understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)  acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of  checkwriting  privileges or for  redeeming  shares  to pay  checks  reasonably  believed  by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
o    Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or
o    Class B shares that were subject to the Class B contingent  deferred  sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board of Trustees  will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix C to this Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use Class A shares  held under the plan as  collateral  for a debt,  the
Planholder may request issuance of a portion of the shares in certificated form.
Upon written request from the Planholder,  the Transfer Agent will determine the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer
      Class A shares:
Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National

                                             Municipals

      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer Multiple Strategies Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer New Jersey Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
   o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer
      Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in that exchange will be subject to the Class A
Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The
Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the Internal
Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the
Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the
                                                 -
redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when
-------
required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.
All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a  foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's income from the  Fund is  effectively  connected  with the  conduct  of a U.S.  trade or
business.    Typically,   ordinary   income   dividends   paid   (not   including
exempt-interest  dividends  paid  by  the  Fund)  from  a  mutual  fund  are  not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively connected
                                                     ---
with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.  Audit and non-audit services provided to the Fund must be pre-approved the Audit Committee. Non-audit services provided by Deloitte & Touche LLP to the Manager and certain related companies must also be pre-approved by the Audit Committee.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Limited Term Municipal Fund:

We have  audited  the  accompanying  statement  of  assets  and  liabilities  of
Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, including  the  statement  of  investments,  as of September  30, 2003,  and the related  statement  of  operations  and cash flows for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial  highlights for the periods indicated.  These financial statements  and  financial  highlights  are  the  responsibility  of the  Fund's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing procedures.  An audit also includes assessing the accounting principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement presentation.

     We believe that our audits provide a reasonable  basis for our opinion.  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of Oppenheimer
Limited Term  Municipal  Fund, a series of  Oppenheimer  Municipal  Fund,  as of
September  30, 2003,  the results of its  operations  and its cash flows for the year then ended,  the changes in its net assets for each of the two years in the period then ended, and the financial  highlights for the periods  indicated,  in conformity with accounting principles generally accepted in the United States of
America.

/s/Deloitte & Touche LLP
 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2003

Effective

Principal
Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--105.0%
-------------------------------------------------------------------------------------------------------------------
Alabama--1.8%
$   100,000   AL 21st Century Authority Tobacco
              Settlement                                     5.250%
12/01/2006     12/01/2006 b   $    104,575
-------------------------------------------------------------------------------------------------------------------
     15,000   AL HFA (Collateralized Home Mortgage)          6.100
10/01/2020     04/01/2009 b         15,526
-------------------------------------------------------------------------------------------------------------------
     45,000   AL Hsg. Finance Authority                      5.750
04/01/2012     04/01/2009 b         47,421
-------------------------------------------------------------------------------------------------------------------
  4,505,000   Bay Minette, AL IDB (B.F. Goodrich)            6.500
02/15/2009     08/15/2005 b      4,599,380
-------------------------------------------------------------------------------------------------------------------
     30,000   Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern College)        6.000
12/01/2021     06/01/2008 b         30,881
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                 5.900
02/01/2017     02/01/2006 b         15,210
-------------------------------------------------------------------------------------------------------------------
  2,000,000   Courtland, AL IDB
              (Champion International Corp.)                 6.150
06/01/2019     06/01/2007 b      2,065,920
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                 6.500
09/01/2025     09/01/2007 b         15,468
-------------------------------------------------------------------------------------------------------------------
    640,000   Courtland, AL IDB
              (Champion International Corp.), Series A       6.375
03/01/2029     03/01/2005 b        645,773
-------------------------------------------------------------------------------------------------------------------
      5,000   Huntsville, AL IDB (Coltec Industries)         9.875
10/01/2010     10/01/2003 b          5,012
-------------------------------------------------------------------------------------------------------------------
     30,000   Jasper, AL Medical Clinic Board
              (Walker Regional Medical Center)               6.400
07/01/2011     12/01/2003 b         30,345
-------------------------------------------------------------------------------------------------------------------
     45,000   Montgomery, AL Medical Clinic Board
              Health Care                                    7.000
03/01/2015     03/01/2004 b         45,098
-------------------------------------------------------------------------------------------------------------------
    540,000   Montgomery, AL Medical Clinic Board
              Health Care                                    7.375
03/01/2006     12/01/2005 b        541,858
-------------------------------------------------------------------------------------------------------------------
     25,000   Morgan County-Decatur, AL Health Care
              Authority (Decatur General Hospital)           6.250
03/01/2013     03/01/2004 b         26,025
-------------------------------------------------------------------------------------------------------------------
    775,000   Tuskugee, AL GO                                7.000
01/01/2021     01/01/2006 b        792,267

--------------

                             8,980,759

-------------------------------------------------------------------------------------------------------------------
Alaska--0.0%
     10,000   AK HFC (Veterans Homes), Series B-2            6.700
12/01/2025     12/01/2003 b         10,016
-------------------------------------------------------------------------------------------------------------------
     15,000   AK HFC, Series A                               6.000
12/01/2015     06/01/2008 b         15,108
-------------------------------------------------------------------------------------------------------------------
     40,000   AK International Airports, Series I            5.500
10/01/2015     10/01/2003 b         40,928

--------------

66,052

-------------------------------------------------------------------------------------------------------------------
Arizona--0.0%
     15,000   AZ COP, Series 1                               5.900
08/01/2008     02/01/2004 b         15,238
-------------------------------------------------------------------------------------------------------------------
     10,000   AZ COP, Series 4                               5.500
08/01/2019     08/01/2004 b         10,229
-------------------------------------------------------------------------------------------------------------------
     10,000   Glendale, AZ Improvement District No. 57       6.000
01/01/2011     01/01/2004 b         10,109
-------------------------------------------------------------------------------------------------------------------
     15,000   Pima County, AZ Junior College District        7.000
07/01/2009     01/01/2004 b         15,662
-------------------------------------------------------------------------------------------------------------------
     50,000   University of AZ Medical Center                6.250
07/01/2010     02/01/2004 b         50,708

--------------

101,946
-------------------------------------------------------------------------------------------------------------------
Arkansas--0.2%
     20,000   AR DFA (Single Family Mtg.), Series C          6.350
09/01/2014     09/01/2004 b         20,218
-------------------------------------------------------------------------------------------------------------------
     25,000   Independence County, AR Pollution Control
              (Arkansas Power & Light Company)               6.250
01/01/2021     07/01/2005 b         25,331
-------------------------------------------------------------------------------------------------------------------
     25,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)               6.300
11/01/2020     11/01/2003 b         25,015

Effective
  Principal
            Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Arkansas Continued
$   875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)                               7.500%
08/01/2013     02/01/2004 b   $    875,700

                                          --------------

946,264
-------------------------------------------------------------------------------------------------------------------
California--7.8%
  1,000,000   CA CDA (East Valley Tourist)                  11.000
10/01/2020     03/01/2007 g        994,680
-------------------------------------------------------------------------------------------------------------------
  3,620,000   CA Golden State Tobacco
              Securitization Corp.                           6.250
06/01/2033     09/11/2012 c      3,139,481
-------------------------------------------------------------------------------------------------------------------
  8,000,000   CA Golden State Tobacco
              Securitization Corp. Enhanced w                5.750
06/01/2022     06/01/2008 b      8,421,520
-------------------------------------------------------------------------------------------------------------------
 11,500,000   CA Golden State Tobacco
              Securitization Corp. Enhanced w                5.750
06/01/2023     06/01/2008 b     12,086,155
-------------------------------------------------------------------------------------------------------------------
     60,000   CA Loan Purchasing Finance Authority           5.600
10/01/2014     10/01/2003 b         60,814
-------------------------------------------------------------------------------------------------------------------
  3,200,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS i         9.502 r
11/01/2015     11/01/2005 b      3,333,792
-------------------------------------------------------------------------------------------------------------------
    100,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center)
              PARS & INFLOS                                  5.400 v
11/01/2015     11/01/2005 b        102,091
-------------------------------------------------------------------------------------------------------------------
    250,000   Northern CA Tobacco Securitization
              Authority (TASC), Series B                     5.000
06/01/2028     04/28/2010 c        200,170
-------------------------------------------------------------------------------------------------------------------
    500,000   Sacramento, CA Cogeneration Authority
              (Proctor & Gamble)                             6.375
07/01/2010     07/01/2005 b        531,135
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise                               6.125
03/01/2013     04/06/2011 c      5,991,120
-------------------------------------------------------------------------------------------------------------------
  5,000,000   Southern CA Tobacco Securitization
              Authority (TASC)                               5.500
06/01/2036     08/18/2014 c      3,867,500

--------------

38,728,458

-------------------------------------------------------------------------------------------------------------------
Colorado--1.5%
     30,000   Adams County, CO Pollution Control,
              Series A                                       5.875
04/01/2014     10/01/2003 b         30,412
-------------------------------------------------------------------------------------------------------------------
     20,000   Arapahoe County, CO School District GO         6.350
12/01/2004     12/01/2003 b         20,284
-------------------------------------------------------------------------------------------------------------------
    100,000   CO Health Facilities Authority
              (North Colorado Medical Center)                6.000
05/15/2020     11/15/2003 b        102,392
-------------------------------------------------------------------------------------------------------------------
     12,000   CO Hsg. & Finance Authority, Series A          7.400
11/01/2027     05/01/2004 g         12,069
-------------------------------------------------------------------------------------------------------------------
    480,000   CO Hsg. & Finance Authority, Series B1         7.900
12/01/2025     01/01/2004 g        501,327
-------------------------------------------------------------------------------------------------------------------
    680,000   CO Hsg. & Finance Authority, Series C-2        6.875
11/01/2028     03/01/2005 c        684,005
-------------------------------------------------------------------------------------------------------------------
     20,000   Denver, CO City & County Airport               5.600
11/15/2020     11/15/2006 b         21,772
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES i      10.589 r
11/15/2014     11/15/2010 b      1,233,280
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES i      10.589 r
11/15/2015     11/15/2010 b      1,842,090
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES        10.589 r
11/15/2016     11/15/2010 b      1,828,410
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES        10.589 r
11/15/2018     11/15/2010 b      1,206,000

                                      --------------

7,482,041
-------------------------------------------------------------------------------------------------------------------
Connecticut--0.2%
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                   5.500
06/01/2028     06/01/2004 b        107,356
-------------------------------------------------------------------------------------------------------------------
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                   5.600
06/01/2028     06/01/2005 b        107,435

STATEMENT OF INVESTMENTS  CONTINUED

                                                           Effective

Principal
Maturity*    Market Value
     Amount                                                  Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Connecticut Continued
$   170,000   CT Health & Educational Facilities Authority
              (New Britain General Hospital), Series B         6.000%
07/01/2024     07/01/2004 b   $    178,505
---------------------------------------------------------------------------------------------------------------------
     30,000   CT Health & Educational Facilities Authority,
              Series E                                         6.500
07/01/2014     01/01/2004 b         30,789
---------------------------------------------------------------------------------------------------------------------
     45,000   CT HFA                                           6.000
11/15/2027     11/15/2008 b         46,762
---------------------------------------------------------------------------------------------------------------------
     50,000   CT HFA (Greenwich Boys and Girls Club)           6.000
11/15/2027     11/15/2006 b         51,958
---------------------------------------------------------------------------------------------------------------------
     25,000   CT Resource Recovery Authority
              (Browning-Ferris Industries)                     6.450
11/15/2022     11/15/2006 b         25,279
---------------------------------------------------------------------------------------------------------------------
     45,000   Hartford, CT Redevel. Agency (Underwood)        10.000
02/01/2025     02/01/2004 b         48,263
---------------------------------------------------------------------------------------------------------------------
    600,000   Mashantucket, CT Western Pequot Tribe,
              Series B                                         5.600
09/01/2009     09/01/2008 b        652,302

------------

1,248,649
---------------------------------------------------------------------------------------------------------------------
Delaware--0.5%
  1,080,000   DE EDA (Student Hsg.- University Courtyard)      5.750
08/01/2014     08/01/2010 b      1,191,715
---------------------------------------------------------------------------------------------------------------------
  1,010,000   Quaker Hill, DE Hsg. Corp. (Terry Apartments)    7.550
02/01/2022     07/01/2004 b      1,050,148

--------------

2,241,863
---------------------------------------------------------------------------------------------------------------------
Florida--7.6%
    465,000   Brevard County, FL Hsg. Finance Authority
              (Single Family Mtg.)                            6.700
09/01/2027 09/01/2004 b       479,629
---------------------------------------------------------------------------------------------------------------------
    100,000   Brevard, FL IDR (NUI Corp.)                      6.400
10/01/2024     10/01/2004 b        107,081
    450,000   Clay County, FL Hsg. Finance Authority
              (Single Family Mtg.)                             6.550
03/01/2028     07/15/2004 g        459,940
     65,000   Dade County, FL Aviation
              (Miami International Airport)                    5.750
10/01/2026     10/01/2008 b         68,988
     20,000   Dade County, FL HFA
              (Lincoln Fields Apartments)                      6.250
07/01/2024     07/01/2004 b         20,089
  3,535,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                   6.900
08/01/2022     08/01/2004 b      3,685,980
  7,000,000   FL Gateway Services Community Devel.
              District Special Assessment (Sun City Center)    5.500
05/01/2010     08/15/2005 c      6,974,800
  1,000,000   FL HFA (Multifamily Hsg.), Series C              6.000
08/01/2011     08/01/2006 b      1,146,000
     75,000   FL HFA (Multifamily Hsg.), Series I              6.500
07/01/2016     07/01/2008 b         76,182
    620,000   FL HFA (Multifamily Hsg.), Series I              6.625
07/01/2028     07/01/2008 b        621,538
      5,000   FL HFA (Single Family Hsg.), Series A            6.650
01/01/2024     01/01/2005 b          5,178
     25,000   FL HFA (Single Family Hsg.), Series B            5.875
01/01/2027     01/01/2006 b         25,400
    350,000   FL HFA (Single Family Hsg.), Series B            6.650
07/01/2026     07/01/2004 b        359,797
     45,000   FL HFC                                           5.900
07/01/2021     07/01/2009 b         47,132
     35,000   Hollywood, FL Water & Sewer                      5.500
10/01/2015     10/01/2003 b         35,815
    540,000   Jackson County, FL School Board                  7.900
12/01/2016     12/01/2003 b        543,019
     70,000   Jacksonville, FL Hospital
              (University Medical Center)                      6.500
02/01/2011     02/01/2004 b         71,407
     50,000   Jacksonville, FL Port Authority                  5.625
11/01/2018     11/01/2008 b         54,196
     25,000   Lakeland, FL Light & Water                       5.750
10/01/2019     10/01/2003 b         27,821
     45,000   Lee County, FL Capital Improvement
              & Transportation Facilities                      5.600
10/01/2021     10/01/2003 b         46,036
      5,000   Manatee County, FL HFA, Series A                 9.125
06/01/2016     12/01/2003 b          5,041
 10,125,000   Martin County, FL IDA (Indiantown Cogeneration)  7.875
12/15/2025     12/15/2004 b     10,598,040

Effective

Principal
Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Florida Continued
$    85,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)                 8.500%
10/01/2015     10/01/2003 b   $     85,252
-------------------------------------------------------------------------------------------------------------------
  3,500,000   Miami, FL Health Facilities Authority
              (Mercy Hospital) IRS                           9.340 r
08/15/2015     08/15/2004 b      3,852,730
-------------------------------------------------------------------------------------------------------------------
     10,000   Miami, FL Sports & Exhibit Authority, Series A 6.150
10/01/2020     10/01/2003 b         10,138
-------------------------------------------------------------------------------------------------------------------
     40,000   North Palm Beach Heights, FL Water
              Control District, Series A                     6.500
10/01/2012     10/01/2003 b         40,578
-------------------------------------------------------------------------------------------------------------------
    455,000   Oakland, FL Charter School w                   6.950
12/01/2015     05/01/2011 g        456,606
-------------------------------------------------------------------------------------------------------------------
    175,000   Ocoee, FL Water & Sewer System                 5.750
10/01/2017     10/01/2003 b        179,125
-------------------------------------------------------------------------------------------------------------------
     50,000   Osceola County, FL Osceola Parkway             6.100
04/01/2017     10/01/2003 b         50,698
-------------------------------------------------------------------------------------------------------------------
    100,000   Palm Beach County, FL Airport Centre           6.000
08/01/2013     08/01/2004 b        101,389
-------------------------------------------------------------------------------------------------------------------
      5,000   Palm Beach County, FL Hsg. Finance Authority,
              Series A                                       6.800
10/01/2027     10/01/2004 b          5,151
-------------------------------------------------------------------------------------------------------------------
     30,000   Pinellas County, FL HFA, Series A              6.000
04/01/2029     04/01/2008 b         31,037
-------------------------------------------------------------------------------------------------------------------
    130,000   Pinellas County, FL HFA, Series A              6.550
08/01/2027     08/01/2004 b        133,847
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Sumter Landing, FL Community Devel.
              District Special Assessment                    6.250
05/01/2013     05/01/2009 c      1,010,340
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Volusia County, FL EFA
              (Emery-Riddle Aeronautical University)         6.125
10/15/2026     10/15/2008 b      6,054,060

--------------

                                     37,470,060
-------------------------------------------------------------------------------------------------------------------
Georgia--0.7%
     15,000   Augusta, GA Hsg. Rehabilitation Agency
              (Bon Air)                                      7.500
03/01/2014     03/01/2006 b         15,223
-------------------------------------------------------------------------------------------------------------------
  2,100,000   Cobb County, GA Devel. Authority
              (Boise Cascade Corp.)                          7.000
09/01/2014     09/01/2006 b      2,146,830
-------------------------------------------------------------------------------------------------------------------
     10,000   Cumming, GA Water & Sewer                      6.250
12/01/2024     12/01/2003 b         10,275
-------------------------------------------------------------------------------------------------------------------
     55,000   Fulton County, GA Hsg. Authority               6.550
03/01/2018     03/01/2005 b         56,243
-------------------------------------------------------------------------------------------------------------------
     15,000   Fulton-DeKalb, GA (Grady Memorial Hospital)    5.500
01/01/2012     07/01/2004 b         15,351
-------------------------------------------------------------------------------------------------------------------
    125,000   Fulton-DeKalb, GA (Grady Memorial Hospital)    5.500
01/01/2020     07/01/2004 b        127,845
-------------------------------------------------------------------------------------------------------------------
     40,000   GA Hsg. & Finance Authority
              (Home Ownership Program)                       6.600
06/01/2025     06/29/2006 b         40,899
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series A                 5.250
12/01/2020     12/01/2005 b         25,410
-------------------------------------------------------------------------------------------------------------------
     10,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series B2                6.150
12/01/2028     06/01/2008 b         10,378
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series C2                5.800
12/01/2026     12/01/2009 b         26,065
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Rockdale County, GA Devel. Authority
              (Visy Paper)                                   7.500
01/01/2026     01/01/2006 b      1,002,380
-------------------------------------------------------------------------------------------------------------------
     10,000   Rome, GA New Public Housing Authority          5.750
11/01/2010     11/01/2003 b         11,439
-------------------------------------------------------------------------------------------------------------------
    100,000   Savannah, GA EDA
              (University Financing Foundation)              6.750
11/15/2031     11/15/2010 b        110,605

--------------

3,598,943
-------------------------------------------------------------------------------------------------------------------
Hawaii--0.1%
     50,000   HI Harbor Capital Improvement                  5.500
07/01/2027     07/01/2009 b         51,524
-------------------------------------------------------------------------------------------------------------------
     65,000   HI HF&D Corp. (Single Family Mtg.), Series A   6.000
07/01/2026     07/01/2006 b         66,278
-------------------------------------------------------------------------------------------------------------------
     15,000   HI HF&D Corp. (Single Family Mtg.), Series B   5.700
07/01/2013     07/01/2006 b         15,437

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Hawaii Continued
$   150,000   HI HF&D Corp. (Single Family Mtg.), Series B   5.900%
07/01/2027     07/01/2006 b   $    153,624

--------------

                                         286,863
-------------------------------------------------------------------------------------------------------------------
Idaho--0.0%
     25,000   ID Hsg. & Finance Assoc.
              (Single Family Mtg.), Series F                 6.050
07/01/2009     08/01/2005 g         25,947
-------------------------------------------------------------------------------------------------------------------
     50,000   ID Hsg. & Finance Assoc.
              (Single Family Mtg.), Series H-2               6.200
07/01/2028     11/15/2006 g         52,865
-------------------------------------------------------------------------------------------------------------------
      5,000   ID Hsg. Agency (Single Family Mtg.)            7.600
07/01/2005     04/11/2004 c          5,020
-------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. Agency (Single Family Mtg.), Series A  5.850
01/01/2005     01/01/2005           15,109
-------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. Agency (Single Family Mtg.), Series A  6.125
07/01/2026     12/31/2010 g         21,711
-------------------------------------------------------------------------------------------------------------------
     20,000   Twin Falls, ID IDC
              (Seastrom Manufacturing Corp.)                 5.950
08/01/2005     08/01/2005           20,269

--------------

140,921
-------------------------------------------------------------------------------------------------------------------
Illinois--2.3%
    270,000   Chicago, IL Metropolitan HDC                   6.850
07/01/2022     07/01/2004 b        272,821
-------------------------------------------------------------------------------------------------------------------
     25,000   Chicago, IL Multifamily Hsg.
              (St. Edmund's Village)                         6.125
09/20/2024     09/20/2010 b         26,260
-------------------------------------------------------------------------------------------------------------------
     15,000   IL DFA (Children's Home & Aid Society)         7.125
03/15/2007     03/15/2004 b         15,220
-------------------------------------------------------------------------------------------------------------------
  2,750,000   IL DFA (Citgo Petroleum Corp.)                 8.000
06/01/2032     06/01/2012 b      2,794,440
-------------------------------------------------------------------------------------------------------------------
  2,540,000   IL DFA (Olin Corp.)                            6.750
03/01/2016     04/01/2014 b      2,630,805
-------------------------------------------------------------------------------------------------------------------
  2,000,000   IL EFA (Art Institute of Chicago)              5.375
03/01/2018     03/01/2013 b      2,133,880
-------------------------------------------------------------------------------------------------------------------
  1,250,000   IL EFA (Art Institute of Chicago)              5.375
03/01/2023     03/01/2013 b      1,292,888
-------------------------------------------------------------------------------------------------------------------
     25,000   IL Hsg. Devel. Authority
              (Brookdale Village Apartments)                 6.200
09/01/2014     03/01/2005 b         25,245
-------------------------------------------------------------------------------------------------------------------
     60,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series A                   6.050
07/01/2015     07/01/2005 b         61,265
-------------------------------------------------------------------------------------------------------------------
     75,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series A                   6.125
07/01/2025     07/01/2005 b         76,273
-------------------------------------------------------------------------------------------------------------------
    120,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series C                   7.350
07/01/2011     01/01/2004 b        121,140
-------------------------------------------------------------------------------------------------------------------
     15,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series 3                6.200
09/01/2023     09/01/2005 b         15,262
-------------------------------------------------------------------------------------------------------------------
     30,000   IL Metro Pier & Exposition Authority           6.500
06/15/2027     12/15/2003 b         30,717
-------------------------------------------------------------------------------------------------------------------
    105,000   IL Student Assistance Commission
              Student Loan Revenue, Series BB               6.750
03/01/2015     03/01/2004 b        106,518
-------------------------------------------------------------------------------------------------------------------
     20,000   Lake County, IL HFC, Series A                  6.800
05/01/2023     11/01/2003 b         20,025
-------------------------------------------------------------------------------------------------------------------
    500,000   Lake County, IL HFC, Series A                  6.800
05/01/2023     11/01/2003 b        500,630
-------------------------------------------------------------------------------------------------------------------
     75,000   Markham, IL GO                                 8.000
01/01/2011     01/01/2005 b         78,713
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Onterie Center, IL HFC                         7.050
07/01/2027     07/01/2006 b      1,010,020

--------------

11,212,122
-------------------------------------------------------------------------------------------------------------------
Indiana--3.2%
     75,000   Hammond, IN Sewage & Solid Waste Disposal
              (American Maize Products)                      8.000
12/01/2024     12/01/2004 b         80,549
-------------------------------------------------------------------------------------------------------------------
  1,135,000   IN Bond Bank (State Revolving Fund)            6.875
02/01/2012     02/01/2005 b      1,242,167
-------------------------------------------------------------------------------------------------------------------
    155,000   IN DFA (PSI Energy)                            5.750
02/15/2028     02/15/2004 b        158,616

Effective

Principal
  Maturity*    Market Value
     Amount                                                  Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Indiana Continued
$    60,000   IN Health Facilities Finance Authority
              (Community Hospitals)                            6.400%
05/01/2012     05/01/2004 b   $     60,871
---------------------------------------------------------------------------------------------------------------------
     50,000   IN Port Commission (Cargill)                     6.875
05/01/2012     10/01/2003 b         50,740
---------------------------------------------------------------------------------------------------------------------
     10,000   IN Toll Road Finance Authority                   6.000
07/01/2015     01/01/2004 b         10,014
---------------------------------------------------------------------------------------------------------------------
  6,700,000   Indianapolis, IN Airport (Federal Express Corp.) 7.100
01/15/2017     07/15/2004 b      7,071,716
---------------------------------------------------------------------------------------------------------------------
    880,000   Jasper County, IN Pollution Control
              (Northern Indiana Public Service)                7.100
07/01/2017     12/01/2003 b        910,008
---------------------------------------------------------------------------------------------------------------------
    100,000   Noblesville, IN Economic Devel.
              (Lions Creek Assoc.)                             7.000
11/01/2012     11/01/2003 b        103,730
---------------------------------------------------------------------------------------------------------------------
  1,550,000   Rockport, IN Pollution Control
              (Indiana-Michigan Power Company)                 7.600
03/01/2016     03/01/2004 b      1,581,620
---------------------------------------------------------------------------------------------------------------------
     35,000   Rockport, IN Pollution Control
             (Indiana-Michigan Power Company)                  7.600
03/01/2016     03/01/2004 b         36,295
---------------------------------------------------------------------------------------------------------------------
  4,365,000   Sullivan, IN Pollution Control (Hoosier Energy)  7.100
04/01/2019     10/01/2003 b      4,539,164
---------------------------------------------------------------------------------------------------------------------
     15,000   Warwick County, IN Environmental
              Improvement (Vectren Corp.)                      6.000
05/01/2023     05/01/2004 b         15,357

--------------

15,860,847
---------------------------------------------------------------------------------------------------------------------
Iowa--0.0%
     30,000   Council Bluffs, IA Pollution Control
              (Midwest Power Systems)                          5.950
05/01/2023     11/01/2003 b         30,701
---------------------------------------------------------------------------------------------------------------------
     20,000   Salix, IA Pollution Control
              (Northwestern Public Service Company)            5.900
06/01/2023     01/01/2004 b         20,528

--------------

                    51,229
---------------------------------------------------------------------------------------------------------------------
Kansas--0.0%
     95,000 Kansas City, KS Mtg. Revenue                       7.000
12/01/2011     06/01/2004 b         96,104
---------------------------------------------------------------------------------------------------------------------
Kentucky--5.5%
  4,000,000   Ashland, KY Pollution Control (Ashland Oil)      6.650
08/01/2009     08/01/2004 b      4,086,000
---------------------------------------------------------------------------------------------------------------------
 14,330,000   Ashland, KY Sewer & Solid Waste
              (Ashland Oil)                                    7.125
02/01/2022     02/01/2005 b     15,100,524
---------------------------------------------------------------------------------------------------------------------
  3,000,000   Boone County, KY Pollution Control
              (Dayton Power & Light Company)                   6.500
11/15/2022     11/15/2003 b      3,086,700
---------------------------------------------------------------------------------------------------------------------
  4,520,000   Henderson County, KY Solid Waste Disposal
              (MacMillan Bloedel)                              7.000
03/01/2025     03/01/2005 b      4,763,492
---------------------------------------------------------------------------------------------------------------------
     25,000   Jefferson County, KY Pollution Control
              (E.I. Dupont de Nemours)                         6.300
07/01/2012     07/01/2004 b         25,858
---------------------------------------------------------------------------------------------------------------------
     10,000   KY Hsg. Corp.                                    5.950
01/01/2024     08/01/2005 b         10,151

--------------

27,072,725
---------------------------------------------------------------------------------------------------------------------
Louisiana--5.4%
  1,315,000   Calcasieu Parish, LA IDB (Olin Corp.)            6.625
02/01/2016     04/01/2010 b      1,385,352
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Calcasieu Parish, LA Public Trust Authority      5.000
04/01/2028     03/22/2009 g      1,081,750
---------------------------------------------------------------------------------------------------------------------
      5,000   DeSoto Parish, LA Environmental Improvement
              (International Paper Company), Series B          6.550
04/01/2019     06/01/2006 b          5,206
---------------------------------------------------------------------------------------------------------------------
  4,480,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)            7.600
01/01/2019     12/01/2003 b      4,640,384
---------------------------------------------------------------------------------------------------------------------
    165,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)            7.600
01/01/2019     01/01/2004 b        171,402

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                 Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Louisiana Continued
$   170,000   East Baton Rouge, LA Mortgage
              Finance Authority 3                            5.600%
04/01/2022     04/01/2009 b   $    175,233
-------------------------------------------------------------------------------------------------------------------
  2,540,000   Hodge, LA Utility (Stone Container Corp.)      9.000
03/01/2010     03/01/2004 b      2,606,548
-------------------------------------------------------------------------------------------------------------------
    100,000   Jefferson Parish, LA Hospital Service
              District No. 2                                 5.750
07/01/2016     07/01/2004 b        102,353
-------------------------------------------------------------------------------------------------------------------
    855,000   LA Local Government Environmental
              Facilities & CDA (Oakleigh Apartments)         6.000
06/01/2016     01/06/2014 g        845,963
-------------------------------------------------------------------------------------------------------------------
     50,000   LA Public Facilities Authority
              (General Health), Series A                     6.500
11/01/2014     11/01/2003 b         50,930
-------------------------------------------------------------------------------------------------------------------
     10,000   LA Public Facilities Authority
              (Multi-Family Hsg.), Series A                  7.500
06/01/2021     12/01/2003 b         10,522
-------------------------------------------------------------------------------------------------------------------
  3,750,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series B                               5.500
05/15/2030     06/02/2011 c      3,008,212
-------------------------------------------------------------------------------------------------------------------
  2,375,000   New Orleans, LA HDC (Southwood Patio)          7.700
02/01/2022     02/01/2004 b      2,413,000
-------------------------------------------------------------------------------------------------------------------
     10,000   New Orleans, LA Home Mtg. Authority            6.200
06/01/2015     06/01/2005 b         10,374
-------------------------------------------------------------------------------------------------------------------
    485,000   New Orleans, LA Home Mtg. Authority            7.000
05/01/2014     11/01/2003 b        495,321
-------------------------------------------------------------------------------------------------------------------
    100,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                           6.100
08/01/2019     08/01/2006 b        100,531
-------------------------------------------------------------------------------------------------------------------
     15,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                           6.125
08/01/2010     08/01/2006 b         15,112
-------------------------------------------------------------------------------------------------------------------
    525,000   South LA Port Commission
              (Kinder Morgan Energy Partners)                7.000
03/01/2023     03/01/2004 b        546,262
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)              7.000
12/01/2022     12/01/2003 b         76,343
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)              7.050
04/01/2022     10/01/2003 b         77,273
-------------------------------------------------------------------------------------------------------------------
  7,035,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)              7.500
06/01/2021     12/01/2003 b      7,151,078
-------------------------------------------------------------------------------------------------------------------
  1,725,000   St. Charles Parish, LA Pollution Control
              (Union Carbide)                                7.350
11/01/2022     11/01/2022        1,584,585

--------------

                                                   26,553,734
-------------------------------------------------------------------------------------------------------------------
Maine--0.0%
     25,000   ME H&HEFA (University of New England)          5.750
07/01/2023     01/01/2004 b         25,586
-------------------------------------------------------------------------------------------------------------------
     20,000   ME State Hsg. Authority Mtg., Series B-2       6.050
11/15/2020     11/15/2009 b         21,091
-------------------------------------------------------------------------------------------------------------------
    100,000   ME State Hsg. Authority Mtg., Series C-1       6.050
11/15/2026     11/15/2007 b        104,044

--------------

150,721
-------------------------------------------------------------------------------------------------------------------
Maryland--2.4%
     25,000   Anne Arundel County, MD Pollution Control
              (Baltimore Gas & Electric)                     6.000
04/01/2024     04/01/2006 b         25,656
-------------------------------------------------------------------------------------------------------------------
     75,000   Baltimore, MD City Hsg. Corp., Series A        7.250
07/01/2023     01/01/2004 b         76,687
-------------------------------------------------------------------------------------------------------------------
     30,000   Baltimore, MD Port Facilities
              (E.I. DuPont De Nemours)                       6.500
10/01/2011     10/01/2003 b         30,733
-------------------------------------------------------------------------------------------------------------------
    175,000   MD Dawson-Adams Devel. Corp.
              (Elderly Hsg.)                                 7.375
05/01/2013     11/01/2003 b        175,298
-------------------------------------------------------------------------------------------------------------------
  5,585,000   MD Economic Devel. Corp. Student Hsg.
              (Bowie State University)                       6.000
06/01/2023     06/01/2013 b      5,879,497
-------------------------------------------------------------------------------------------------------------------
  5,000,000   MD Economic Devel. Corp. Student Hsg.
              (University MD College Park)                   6.500
06/01/2027     06/01/2013 b      5,376,450

Effective

Principal
Maturity*    Market Value
     Amount                                                 Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Maryland Continued
$    10,000   MD Environmental Service COP
              (Water & Wastewater Facilities), Series A      6.500%
06/01/2005     12/01/2003 b   $    10,045
-------------------------------------------------------------------------------------------------------------------
     25,000   MD Hsg. Community Devel. People's
              Resource Center                                6.200
04/01/2017     04/01/2007 b         25,511
-------------------------------------------------------------------------------------------------------------------
    150,000   MD State Transportation Authority              5.750
07/01/2013     12/01/2003 b        150,561
-------------------------------------------------------------------------------------------------------------------
     25,000   MD State Transportation Authority              6.500
07/01/2004     01/01/2004 b         25,113
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series A                   6.000
07/01/2020     07/01/2007 b         10,397
-------------------------------------------------------------------------------------------------------------------
     15,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series C                   7.150
07/01/2023     07/01/2004 b         15,154
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Single Family Mtg.), Series A                 5.800
07/01/2017     07/01/2008 b         10,660
-------------------------------------------------------------------------------------------------------------------
     25,000   Prince Georges County, MD Hsg. Authority
              (Templeton Manor)                              5.750
10/20/2016     10/20/2003 b         25,525
-------------------------------------------------------------------------------------------------------------------
     55,000   Prince Georges County, MD Local Government     6.050
08/01/2012     02/01/2004 b         55,774
-------------------------------------------------------------------------------------------------------------------
    165,000   Prince Georges County, MD Solid
              Waste Management System                        6.500
06/15/2007     12/15/2003 b        169,049
-------------------------------------------------------------------------------------------------------------------
     25,000   Upper Potomac River Commission,
              MD Pollution Control (Westvaco Corp.)          9.125
08/01/2015     02/01/2004 b         25,653

--------------

12,087,763
-------------------------------------------------------------------------------------------------------------------
Massachusetts--1.4%
     30,000   Framingham, MA HDC (Claffin House),
              Series A                                       6.950
01/01/2024     12/01/2003 b         30,480
-------------------------------------------------------------------------------------------------------------------
  1,000,000   MA DFA (Massachusetts College of
              Pharmacy Allied Health Sciences)               6.375
07/01/2023     07/01/2014 b      1,066,450
-------------------------------------------------------------------------------------------------------------------
     20,000   MA H&EFA (Beth Israel Hospital)                5.750
07/01/2012     07/01/2004 b         20,273
-------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (Boston College)                      6.625
07/01/2021     01/01/2004 b         25,256
-------------------------------------------------------------------------------------------------------------------
    340,000   MA H&EFA (Jordan Hospital)                     6.875
10/01/2015     10/01/2003 b        340,796
-------------------------------------------------------------------------------------------------------------------
    105,000   MA H&EFA (Mt. Auburn Hospital)                 6.300
08/15/2024     08/15/2004 b        111,772
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 21                              6.300
06/01/2025     06/01/2004 b          5,018
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 21                              7.125
06/01/2025     06/01/2004 b         15,110
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 22                              6.100
06/01/2016     06/01/2004 b          5,034
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 26                              5.600
06/01/2025     12/01/2005 b         15,127
-------------------------------------------------------------------------------------------------------------------
     20,000   MA HFA, Series 29                              6.750
06/01/2026     06/01/2004 b         20,523
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 32                              6.600
12/01/2026     12/01/2004 b          5,162
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series 33                              6.350
06/01/2017     12/01/2004 b         10,370
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series A                               6.100
12/01/2016     12/01/2005 b         10,479
-------------------------------------------------------------------------------------------------------------------
  2,415,000   MA HFA, Series A                               6.150
07/01/2018     07/01/2005 b      2,521,115
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series A                               6.375
04/01/2021     04/01/2005 b         15,331
-------------------------------------------------------------------------------------------------------------------
  1,780,000   MA HFA, Series A                               6.600
07/01/2014     07/01/2004 b      1,835,447
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series B                               5.800
12/01/2025     12/01/2005 b         50,902
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series E                               6.050
07/01/2020     07/01/2009 b         52,735
-------------------------------------------------------------------------------------------------------------------
     15,000   Natick, MA GO                                  5.600
08/01/2009     08/01/2004 b         15,376
-------------------------------------------------------------------------------------------------------------------
    805,000   Somerville, MA HDC (Multifamily Hsg.),
              Series 1990A                                   7.500
01/01/2024     01/01/2004 b        831,404

--------------

7,004,160

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal
                         Maturity*    Market Value
     Amount                                                 Coupon
Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Michigan--0.9%
$    55,000   Detroit, MI HFC
              (Across The Park Section 8 Elderly Hsg.)       7.875%
06/01/2010     06/01/2005 b   $     55,385
-------------------------------------------------------------------------------------------------------------------
     50,000   Devon Trace, MI Hsg. Corp.                     7.375
08/01/2023     12/01/2003 b         50,912
-------------------------------------------------------------------------------------------------------------------
  2,500,000   MI Hospital Finance Authority
              (Detroit Sinai Hospital)                       6.000
01/01/2008     02/12/2006 g      2,163,775
-------------------------------------------------------------------------------------------------------------------
     45,000   MI Hsg. Devel. Authority
              (BGC-II Nonprofit Hsg. Corp.)                  5.500
01/15/2018     07/15/2006 b         46,052
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Hsg. Devel. Authority, Series B             5.700
04/01/2012     04/01/2006 b         20,523
-------------------------------------------------------------------------------------------------------------------
  1,600,000   MI Hsg. Devel. Authority, Series C             5.950
12/01/2014     12/01/2007 b      1,667,072
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Municipal Bond Authority                    7.200
11/01/2020     11/01/2003 b         20,630
-------------------------------------------------------------------------------------------------------------------
    270,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                 6.550
10/01/2022     10/01/2004 b        273,051
-------------------------------------------------------------------------------------------------------------------
     25,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                 7.100
02/01/2006     02/01/2006           26,925
-------------------------------------------------------------------------------------------------------------------
     35,000   MI Strategic Fund Limited Obligation
              (WMX Technologies)                             6.000
12/01/2013     12/01/2004 b         35,774
-------------------------------------------------------------------------------------------------------------------
     15,000   Saginaw, MI Hospital Finance Authority
              (Saint Lukes Hospital), Series C               6.000
07/01/2021     01/01/2004 b         15,059
-------------------------------------------------------------------------------------------------------------------
     75,000   Saline, MI Building Authority GO               7.000
07/01/2008     12/01/2003 b         76,860
-------------------------------------------------------------------------------------------------------------------
     50,000   Wayne Charter County, MI Airport
              (Detroit Metro)                                5.500
12/01/2021     12/01/2005 b         51,318

--------------

4,503,336
-------------------------------------------------------------------------------------------------------------------
Minnesota--2.7%
  2,610,000   Hubbard County, MN Solid Waste
              (Potlatch Corp.)                               7.375
08/01/2013     08/01/2013        2,613,576
-------------------------------------------------------------------------------------------------------------------
  5,815,000   International Falls, MN Environmental
              Facilities (Boise Cascade Corp.)               7.200
10/01/2024     10/01/2006 b      5,981,076
-------------------------------------------------------------------------------------------------------------------
     20,000   Minneapolis & St. Paul, MN Hsg. & Redevel.
              Authority (Children's Health Care)             5.500
08/15/2025     08/15/2007 b         21,026
-------------------------------------------------------------------------------------------------------------------
     15,000   MN HFA (Single Family Hsg.)                    6.150
01/01/2026     07/01/2004 b         15,218
-------------------------------------------------------------------------------------------------------------------
     90,000   MN HFA (Single Family Mtg.)                    5.600
07/01/2022     07/01/2005 b         93,001
-------------------------------------------------------------------------------------------------------------------
     20,000   MN HFA (Single Family Mtg.), Series D-2        5.950
01/01/2017     07/01/2004 b         20,421
-------------------------------------------------------------------------------------------------------------------
     10,000   MN HFA (Single Family Mtg.), Series H          6.500
01/01/2026     01/01/2004 b         10,156
-------------------------------------------------------------------------------------------------------------------
  4,500,000   St. Louis Park, MN HCF ROLS                    8.983 r
07/01/2013     07/01/2005 b      4,647,825

                                                --------------

13,402,299
-------------------------------------------------------------------------------------------------------------------
Mississippi--0.4%
     15,000   Lamar County, MS Pollution Control
              (Southern Mississippi Electric
              Power Association)                             6.125
03/01/2008     03/01/2004 b         15,264
-------------------------------------------------------------------------------------------------------------------
     50,000   MS Business Finance Corp.
              (E.I. DuPont De Nemours)                       7.150
05/01/2016     11/01/2003 b         51,078
-------------------------------------------------------------------------------------------------------------------
     25,000   MS Home Corp. (Government National
              Mortgage Assn. Collateral Mtg.), Series B      6.500
12/01/2024     12/01/2005 b         25,344
-------------------------------------------------------------------------------------------------------------------
  1,670,000   MS Home Corp. (Single Family Mtg.), Series I   7.375
06/01/2028     12/01/2006 b      1,795,150
-------------------------------------------------------------------------------------------------------------------
     15,000   MS Hospital Equipment & Facilities Authority
             (Singing River Hospital)                        5.500
03/01/2023     03/01/2005 b         15,348

--------------

                                  1,902,184

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Missouri--1.1%
$ 4,095,000   Hanley/Eager Road, MO Transportation
              Devel. District                                  6.750%
12/01/2028     12/01/2004 d   $  4,100,160
---------------------------------------------------------------------------------------------------------------------
    935,000   MO HDC (Single Family Hsg.)                      7.250
09/01/2026     09/01/2004 g        962,797
---------------------------------------------------------------------------------------------------------------------
    170,000   MO Hsg. Devel. Commission                        6.100
09/01/2024     09/01/2009 b        176,423
---------------------------------------------------------------------------------------------------------------------
     15,000   MO Hsg. Devel. Commission                        7.600
02/01/2018     01/01/2006 g         15,110

--------------

5,254,490
---------------------------------------------------------------------------------------------------------------------
Montana--0.0%
     40,000   MT Board of Hsg. (Multi-Family Mtg.), Series A   6.450
08/01/2012     02/01/2004 b         40,455
---------------------------------------------------------------------------------------------------------------------
Nebraska--0.0%
     40,000   NE Investment Finance Authority
              (Single Family Mtg.), Series C                   6.250
03/01/2021     05/01/2009 b         41,842
---------------------------------------------------------------------------------------------------------------------
Nevada--2.2%
    165,000   Clark County, NV IDA
              (Nevada Power Company), Series A                 6.700
06/01/2022     12/01/2003 b        170,131
---------------------------------------------------------------------------------------------------------------------
    125,000   Clark County, NV IDR
              (Southwest Gas Corp.), Series A                  6.500
12/01/2033     12/01/2005 b        125,838
---------------------------------------------------------------------------------------------------------------------
    835,000   Humboldt County, NV Pollution Control
              (Idaho Power Company)                            8.300
12/01/2014     12/01/2003 b        869,811
---------------------------------------------------------------------------------------------------------------------
  8,555,000   Las Vegas, NV Paiute Tribe, Series A             6.125
11/01/2012     05/30/2010 c      9,137,767
---------------------------------------------------------------------------------------------------------------------
    200,000   Las Vegas, NV Paiute Tribe, Series A             6.625
11/01/2017     11/01/2012 b        214,240
---------------------------------------------------------------------------------------------------------------------
     60,000   NV Hsg. Division (Single Family Mtg.), Series B  5.650
10/01/2021     10/01/2010 b         61,930
---------------------------------------------------------------------------------------------------------------------
     65,000   Reno, NV Hospital
              (St. Mary's Regional Medical Center)             5.625
05/15/2023     05/15/2004 b         66,527
---------------------------------------------------------------------------------------------------------------------
     60,000   Washoe County, NV Gas Facilities
              (Sierra Pacific Power Company)                   6.700
11/01/2032     11/01/2003 b         61,475

--------------

10,707,719
---------------------------------------------------------------------------------------------------------------------
New Hampshire--0.8%
  2,000,000   Manchester, NH Hsg. & Redevel. Authority,
              Series A                                         6.750
01/01/2014     01/01/2010 b      2,274,840
---------------------------------------------------------------------------------------------------------------------
    725,000   NH HE&H Facilities Authority
              (Elliot Hospital of Manchester)                  6.250
10/01/2021     10/01/2003 b        738,811
---------------------------------------------------------------------------------------------------------------------
     25,000   NH HE&H Facilities Authority
              (Elliot Hospital of Manchester)                  7.125
10/01/2013     10/01/2003 b         25,052
---------------------------------------------------------------------------------------------------------------------
    500,000   NH HE&H Facilities Authority
              (Kendal at Hanover)                              5.800
10/01/2012     03/01/2004 b        501,790
---------------------------------------------------------------------------------------------------------------------
     10,000   NH HE&H Facilities Authority
             (St. Anslem College)                              6.200
07/01/2013     07/01/2004 b         10,214
---------------------------------------------------------------------------------------------------------------------
    160,000   NH HFA (Single Family Mtg.), Series C            6.900
07/01/2019     07/01/2004 g        163,057
---------------------------------------------------------------------------------------------------------------------
     15,000   NH HFA, Series E                                 5.875
07/01/2021     07/01/2010 b         15,708
---------------------------------------------------------------------------------------------------------------------
     10,000   NH Municipal Bond Bank
              (State Guaranteed Municipal Bonds)               6.300
08/15/2008     02/15/2004 b         10,193

--------------

3,739,665
---------------------------------------------------------------------------------------------------------------------
 New Jersey--10.3%
  1,000,000   NJ EDA (RWJ Hospital/CCC/
              RWJ Health Care Corp. Obligated Group)           6.500
07/01/2024     07/01/2004 b      1,059,790
---------------------------------------------------------------------------------------------------------------------
 58,945,000   NJ Tobacco Settlement Financing Corp. (TASC)     5.750
06/01/2032     06/15/2011 c     49,972,392

--------------

                         51,032,182

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal
                                Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
New Mexico--1.1%
$   200,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)           6.300%
12/01/2016     12/01/2008 b   $    204,840
---------------------------------------------------------------------------------------------------------------------
    265,000   Farmington, NM Pollution Control
              (Southern California Edison Company)             5.875
06/01/2023     10/01/2003 b        271,098
---------------------------------------------------------------------------------------------------------------------
     25,000   Las Vegas, NM Water Improvement                  7.250
06/01/2004     12/01/2003 b         25,246
---------------------------------------------------------------------------------------------------------------------
  5,000,000   Lordburg, NM Pollution Control
              (Phelps Dodge Corp.)                             6.500
04/01/2013     04/01/2004 b      5,114,000
---------------------------------------------------------------------------------------------------------------------
     25,000   NM MFA (Single Family), Series C                 6.200
07/01/2026     07/01/2007 b         25,946
---------------------------------------------------------------------------------------------------------------------
      5,000   NM MFA (Single Family), Series D                 5.875
09/01/2021     03/01/2010 b          5,199

                                                               --------------

5,646,329
---------------------------------------------------------------------------------------------------------------------
New York--0.4%
  1,800,000   NYC GO RIBS                                     10.896 r
08/01/2014     02/01/2004 c      1,903,608
---------------------------------------------------------------------------------------------------------------------
North Carolina--0.2%
    475,000   Asheville, NC COP                                6.500
02/01/2008     02/01/2004 b        481,773
----------------------------------------------------------------------------------------------------------------------
     90,000   Burlington, NC Public Housing Assistance
              Corporation (Alamance Plaza)                     6.750
07/01/2024     01/01/2004 b         90,389
---------------------------------------------------------------------------------------------------------------------
     10,000   Chatham County, NC IFPCFA
              (Carolina Power & Light Company)                 6.300
06/15/2014     01/01/2004 b         10,190
---------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              Champion International Corp)                     6.850
05/01/2014     11/01/2003 b         50,881
---------------------------------------------------------------------------------------------------------------------
     30,000    Martin County, NC IFPCFA
              (WeyerHauser Company)                            6.800
05/01/2024     05/01/2004 b         31,083
---------------------------------------------------------------------------------------------------------------------
     20,000   NC Eastern Municipal Power Agency, Series A      5.750
01/01/2019     01/01/2004 b         20,065
---------------------------------------------------------------------------------------------------------------------
    180,000   NC Eastern Municipal Power Agency, Series B      5.500
01/01/2017     12/01/2003 b        180,594
---------------------------------------------------------------------------------------------------------------------
    120,000   NC Eastern Municipal Power Agency, Series B      5.500
01/01/2021     01/01/2004 b        120,350
---------------------------------------------------------------------------------------------------------------------
     30,000   NC Eastern Municipal Power Agency, Series B      6.250
01/01/2023     01/01/2004 b         30,711
---------------------------------------------------------------------------------------------------------------------
     35,000   NC HFA, Series B                                 6.900
07/01/2024     07/01/2004 b         35,433
---------------------------------------------------------------------------------------------------------------------
     15,000   NC HFA, Series JJ                                6.450
09/01/2027     03/01/2008 b         15,590
---------------------------------------------------------------------------------------------------------------------
     10,000   NC HFA, Series Z                                 6.600
09/01/2026     09/01/2006 b         10,187
---------------------------------------------------------------------------------------------------------------------
     10,000   NC Medical Care Commission Hospital
              (Almance Health System)                          5.500
08/15/2013     02/15/2004 b         10,234

                                --------------

1,087,480
---------------------------------------------------------------------------------------------------------------------
Ohio--2.7%
     40,000   Clermont County, OH Hospital Facilities
              (Mercy Health System)                            5.875
09/01/2015     03/01/2004 b         40,945
---------------------------------------------------------------------------------------------------------------------
    975,000   Cleveland, OH Airport (Continental Airlines)     5.500
12/01/2008     12/01/2008          830,485
---------------------------------------------------------------------------------------------------------------------
     30,000   Cleveland, OH Airport System, Series A           6.000
01/01/2024     01/01/2004 b         30,936
---------------------------------------------------------------------------------------------------------------------
     50,000   Columbus, OH Sewer Improvement Bonds             6.000
09/15/2010     03/15/2004 b         50,231
---------------------------------------------------------------------------------------------------------------------
     30,000   Coshocton County, OH Solid Waste Disposal
              (Stone Container Corp.)                          7.875
08/01/2013     02/01/2004 b         30,636
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Evendale, OH IDR (Ashland Oil)                   6.900
11/01/2010     05/01/2004 b      2,027,300
---------------------------------------------------------------------------------------------------------------------
     15,000   Liberty Center, OH Local School District GO      6.150
12/01/2018     12/01/2003 b         15,432
---------------------------------------------------------------------------------------------------------------------
     25,000   Lorain County, OH Elderly Hsg. Corp.
             (Harr Plaza)                                      6.375
07/15/2019     07/15/2005 b         25,146
---------------------------------------------------------------------------------------------------------------------
  2,235,000   Marion County, OH Health Care Facility
              (United Church Homes)                            6.375
11/15/2010     11/15/2003 b      2,282,583

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Ohio Continued
$    95,000   Montgomery County, OH Administration
              Building (Miami Valley Hospital)                 6.250%
11/15/2016     11/15/2003 b   $     97,283
---------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, OH Administration
              Building (Sisters Of Charity Health Care
              Systems Inc.)                                    6.625
05/15/2021     11/15/2003 b         10,043
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Montgomery County, OH HCF
              (Evangelical Retirement Villages), Series B      6.000
02/01/2010     02/02/2009 g        886,480
---------------------------------------------------------------------------------------------------------------------
     25,000   New Philadelphia City, OH School District GO     6.250
12/01/2017     12/01/2003 b         25,210
---------------------------------------------------------------------------------------------------------------------
  3,000,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        6.000
12/01/2013     12/01/2009 b      3,025,050
---------------------------------------------------------------------------------------------------------------------
  1,500,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        6.100
08/01/2020     08/01/2020        1,488,945
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)        7.000
09/01/2009     03/01/2004 b         20,052
---------------------------------------------------------------------------------------------------------------------
     50,000   OH Air Quality Devel. Authority
              (Columbus Southern Power Company)                6.375
12/01/2020     12/01/2003 b         51,200
---------------------------------------------------------------------------------------------------------------------
     10,000   OH Air Quality Devel. Authority
              (Dayton Power & Light Company)                   6.400
08/15/2027     08/15/2004 b         10,115
---------------------------------------------------------------------------------------------------------------------
  2,000,000   OH Air Quality Devel. Authority
              (Ohio Edison Company)                            5.800
06/01/2016     12/01/2004 d      2,047,280
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Economic Devel.
              (Royal Appliance Manufacturing Company)          7.625
12/01/2011     12/01/2003 b         45,164
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Education Loan, Series A                      5.850
12/01/2019     06/01/2007 b         47,327
---------------------------------------------------------------------------------------------------------------------
     25,000   OH HFA                                           5.750
09/01/2030     07/01/2009 b         25,774
---------------------------------------------------------------------------------------------------------------------
     75,000   OH HFA                                           6.300
09/01/2017     03/01/2005 b         78,077
---------------------------------------------------------------------------------------------------------------------
     20,000   OH HFA                                           6.375
03/01/2025     09/01/2006 b         20,593
---------------------------------------------------------------------------------------------------------------------
      5,000   OH Higher Educational Facility Commission
              (Kenyon College)                                 7.400
05/01/2007     05/01/2004 b          5,076
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Metro Regional Transit Authority              6.800
12/01/2007     12/01/2003 b         25,111
---------------------------------------------------------------------------------------------------------------------
    200,000   OH Water Devel.
              (Dayton Power & Light Company)                   6.400
08/15/2027     02/15/2004 b        204,100
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating Company)        8.000
10/01/2023     10/01/2004 b         21,157
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Water Devel. Authority
              (General Motors Corp.)                           5.900
06/15/2008     06/15/2004 b         25,054
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority (Pure Water)           5.500
12/01/2018     12/01/2003 b         20,466
---------------------------------------------------------------------------------------------------------------------
     15,000   Shawnee, OH State University
              General Receipts, Series A                       7.100
06/01/2009     12/01/2003 b         15,152
---------------------------------------------------------------------------------------------------------------------
     10,000   Warren County, OH Sewer System                   6.700
12/01/2016     12/01/2003 b         10,190

--------------

13,538,593
---------------------------------------------------------------------------------------------------------------------
Oklahoma--1.0%
  4,195,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                              5.375
12/01/2035     12/01/2006 d      3,523,758
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                              5.650
12/01/2035     12/01/2008 d      1,200,750

--------------

                                 4,724,508

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Oregon--0.1%
$    15,000   Eugene, OR Trojan Nuclear Project                5.900%
09/01/2009     03/01/2004 b   $     15,132
---------------------------------------------------------------------------------------------------------------------
     25,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                   6.200
07/01/2027     07/01/2009 b         26,199
---------------------------------------------------------------------------------------------------------------------
    270,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F                   5.650
07/01/2028     07/01/2009 b        276,326
---------------------------------------------------------------------------------------------------------------------
    200,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series H                   6.000
07/01/2027     07/01/2006 b        206,728
---------------------------------------------------------------------------------------------------------------------
    100,000   OR Hsg. & Community Services Dept., Series B     5.900
07/01/2019     07/01/2009 b        101,644

              ------------

626,029
---------------------------------------------------------------------------------------------------------------------
Pennsylvania--6.6%
  1,250,000 Allegheny County, PA HDA
           (West Penn Allegheny Health System)                 9.250
11/15/2022     01/29/2020 c       1,228,900
---------------------------------------------------------------------------------------------------------------------
  1,900,000   Carbon County, PA IDA
              (Panther Creek Partners)                         6.650
05/01/2010     11/17/2007 c      2,034,387
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                 7.125
12/01/2015     12/01/2004 b      2,067,420
---------------------------------------------------------------------------------------------------------------------
  4,000,000   PA EDFA (Colver)                                 7.150
12/01/2018     12/01/2004 b      4,151,200
---------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (Northampton Generating)                 6.400
01/01/2009     01/01/2006 b      9,208,800
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Northampton Generating)                 6.500
01/01/2013     01/01/2006 b      2,029,780
---------------------------------------------------------------------------------------------------------------------
  1,000,000   PA EDFA (Northampton Generating)                 6.750
01/01/2007     04/15/2005 c      1,029,760
---------------------------------------------------------------------------------------------------------------------
  7,000,000   PA EDFA (Sun Company)                            7.600
12/01/2024     12/01/2004 b      7,362,740
---------------------------------------------------------------------------------------------------------------------
    980,000   PA HFA (Single Family Mtg.), Series 41B          6.650
04/01/2025     04/01/2004 b      1,005,529
---------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series 60A          5.750
04/01/2017     04/01/2009 b         26,182
---------------------------------------------------------------------------------------------------------------------
    500,000   Philadelphia, PA Authority for Industrial
              Devel. (Cathedral Village)                       5.750
04/01/2034     04/01/2006 d        499,655
---------------------------------------------------------------------------------------------------------------------
  2,200,000   Schuylkill County, PA IDA
              (Schuylkill Energy Resources)                    6.500
01/01/2010     03/22/2005 g      2,211,946

--------------

                                                                   32,856,299
---------------------------------------------------------------------------------------------------------------------
Rhode Island--1.7%
   20,000     RI H&EBC (Higher Education)                      6.500
11/15/2024     11/15/2003 b         20,479
---------------------------------------------------------------------------------------------------------------------
  3,000,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                 6.000
06/01/2023     01/12/2010 c      2,651,250
---------------------------------------------------------------------------------------------------------------------
  6,975,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                 6.125
06/01/2032     04/24/2014 c      5,811,430

--------------

8,483,159
---------------------------------------------------------------------------------------------------------------------
South Carolina--0.7%
     65,000   Charleston County, SC Hospital Facilities
              (Bon Secours Health System)                      5.625
08/15/2025     02/15/2004 b         66,566
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                         5.500
10/01/2019     10/01/2003 b         51,192
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                         6.000
10/01/2009     10/01/2003 b         51,232
---------------------------------------------------------------------------------------------------------------------
     60,000   Darlington County, SC IDR (Sonoco)               6.125
06/01/2025     06/01/2007 b         61,815
---------------------------------------------------------------------------------------------------------------------
     25,000   Darlington County, SC Pollution Control
              (Carolina Power & Light Company)                 6.600
11/01/2010     11/01/2003 b         25,855
---------------------------------------------------------------------------------------------------------------------
    395,000   Florence County, SC IDR
              (Stone Container Corp.)                          7.375
02/01/2007     02/01/2004 b        400,878

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
South Carolina Continued
$    10,000   Greenwood County, SC Hospital
              (Self Memorial Hospital)                         5.875%
10/01/2017     10/01/2003 b   $     10,236
---------------------------------------------------------------------------------------------------------------------
     25,000   Oconee County, SC Pollution Control
              (Duke Power)                                     5.800
04/01/2014     04/01/2004 b         25,590
---------------------------------------------------------------------------------------------------------------------
  2,300,000   Richland County, SC Environmental
              Improvement (International Paper Company)        6.100
04/01/2023     04/01/2014 b      2,381,144
---------------------------------------------------------------------------------------------------------------------
     50,000   Richland County, SC Pollution Control
              (South Carolina Electric & Gas Company)          6.500
09/01/2014     03/01/2004 b         51,463
---------------------------------------------------------------------------------------------------------------------
    130,000   SC Western Carolina Regional Sewer Authority     5.500
03/01/2010     03/01/2004 b        133,061
---------------------------------------------------------------------------------------------------------------------
     20,000   Spartanburg, SC Leased Hsg. Corp.
              Special Obligation                               7.500
10/01/2011     10/01/2003 b         20,434

                                                          --------------

3,279,466
---------------------------------------------------------------------------------------------------------------------
South Dakota--0.0%
     30,000   Lawrence County, SD Pollution Control
              (Black Hills Power & Light Company)              6.700
06/01/2010     12/01/2003 b         30,354
---------------------------------------------------------------------------------------------------------------------
     55,000   Pennington County, SD Pollution Control
              (Black Hills Power & Light Company)              6.700
06/01/2010     06/01/2004 b         55,563

--------------

85,917
---------------------------------------------------------------------------------------------------------------------
Tennessee--1.8%
  4,290,000   Bristol, TN Health & Educational Facilities
              Board RITES  i                                  17.715 r
09/01/2021     02/01/2004 b      4,684,165
---------------------------------------------------------------------------------------------------------------------
     30,000   Humphreys County, TN IDB
              (E.I. Dupont de Nemours & Company)               6.700
05/01/2024     05/01/2004 b         31,414
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Maury County, TN IDB
              (General Motors Company)                         6.500
09/01/2024     09/01/2004 b      4,140,880
---------------------------------------------------------------------------------------------------------------------
     30,000   Memphis, TN Health Educational & Hsg.
              Facilities Board (Riverdale Plaza)               6.350
07/20/2028     01/20/2006 b         30,797
---------------------------------------------------------------------------------------------------------------------
     20,000   Memphis, TN HFC (Saint's Court Apartments)       6.000
09/01/2013     09/01/2007 b         20,406
---------------------------------------------------------------------------------------------------------------------
     25,000   Metropolitan Government Nashville &
              Davidson County, TN Water & Sewer                5.500
01/01/2016     01/01/2004 b         25,082
---------------------------------------------------------------------------------------------------------------------
     50,000   Shelby County, TN HE&HF
              (Windsor Apartments), Series A                   6.750
10/01/2017     10/01/2004 b         50,400
---------------------------------------------------------------------------------------------------------------------
     35,000   South Fulton, TN IDB (Tyson Foods)               6.350
10/01/2015     10/01/2005 b         36,442
---------------------------------------------------------------------------------------------------------------------
     25,000   TN HDA, Series B                                 6.550
07/01/2019     07/01/2004 b         25,755

--------------

9,045,341
---------------------------------------------------------------------------------------------------------------------
Texas--18.8%
     65,000   Baytown, TX Properties Management
              & Devel. Corp. (Baytown Terrace)                 6.100
08/15/2021     02/15/2004 b         65,059
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Brazos River Authority, TX
              (Centerpoint Energy)                             7.750
12/01/2018     12/01/2008 b      4,335,080
---------------------------------------------------------------------------------------------------------------------
     15,000   Brazos River Authority, TX
              (Houston Light & Power)                          6.700
03/01/2017     03/01/2004 b         15,376
---------------------------------------------------------------------------------------------------------------------
  7,500,000   Brazos River Authority, TX
              (TXU Energy Company)                             5.750
05/01/2036     11/01/2011 d      7,809,300
---------------------------------------------------------------------------------------------------------------------
 19,085,000   Brazos River Authority, TX
              (TXU Energy Company)                             6.750
04/01/2038     04/01/2013 d     20,714,668
---------------------------------------------------------------------------------------------------------------------
  6,000,000   Brazos River Authority, TX
              (TXU Energy Company)                             7.700
04/01/2033     04/01/2013 b      6,636,120

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 Texas Continued
$   250,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical Company)                  6.625%
05/15/2033     05/15/2012 b   $    260,535
---------------------------------------------------------------------------------------------------------------------
    795,000   Dallas, TX Hsg. Corp.
              (Estell Village Apartments)                      7.875
12/01/2009     12/01/2003 b        804,500
---------------------------------------------------------------------------------------------------------------------
    500,000   Dallas, TX Hsg. Corp. (Section 8)                7.850
08/01/2013     02/01/2004 b        507,250
---------------------------------------------------------------------------------------------------------------------
  5,250,000   Dallas-Fort Worth, TX International Airport
              (American Airlines)                              5.950
05/01/2029     11/01/2003 d      5,194,770
---------------------------------------------------------------------------------------------------------------------
 10,000,000   Dallas-Fort Worth, TX International
              Airport DRIVERS i                                9.780 r
11/01/2021     11/01/2009 b     10,778,500
---------------------------------------------------------------------------------------------------------------------
     20,000   Fort Worth, TX GO i                              7.000
03/01/2004     03/01/2004           20,096
---------------------------------------------------------------------------------------------------------------------
  4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)       7.500
05/01/2025     10/01/2012 d      4,638,098
---------------------------------------------------------------------------------------------------------------------
 12,475,000   Gulf Coast, TX Waste Disposal
              (Champion International Corp.)                   6.875
12/01/2028     12/01/2003 b     12,778,018
---------------------------------------------------------------------------------------------------------------------
     30,000   Gulf Coast, TX Waste Disposal Authority
              (Houston Lighting & Power Company)               6.375
04/01/2012     10/01/2003 b         30,428
---------------------------------------------------------------------------------------------------------------------
  3,210,000   Harris County, TX IDC
              (Kinder Morgan Energy Partners)                  6.950
02/01/2022     02/01/2004 b      3,290,571
---------------------------------------------------------------------------------------------------------------------
     50,000   Harrison County, TX HFDC
              (Marshall Regional Medical Center)               5.500
01/01/2018     01/01/2010 b         52,018
---------------------------------------------------------------------------------------------------------------------
  6,200,000   Lower CO River Authority, TX Pollution
              Control (Samsung Electronics Company)            6.375
04/01/2027     04/01/2007 b      6,523,950
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Lower Neches Valley, TX IDC
              (Mobil Oil Refining Corp.)                       6.400
03/01/2030     03/01/2005 b      1,042,250
---------------------------------------------------------------------------------------------------------------------
     85,000   Matagorda County, TX Navigation
              District No. 1 (Central Power & Light)           6.000
07/01/2028     07/01/2004 b         86,986
---------------------------------------------------------------------------------------------------------------------
  1,750,000   North Forest, TX Independent School
              District GO                                      6.000
08/15/2025     02/15/2006 b      1,842,872
---------------------------------------------------------------------------------------------------------------------
  3,885,000   Port of Bay City, TX (Hoechst Celanese Corp.)    6.500
05/01/2026     05/01/2008 b      3,996,033
---------------------------------------------------------------------------------------------------------------------
     10,000   Royse City, TX Certificates of Obligation        6.500
08/01/2006     02/01/2004 b         10,035
---------------------------------------------------------------------------------------------------------------------
    750,000   Titis County, TX Fresh Water Supply
              District (American Electric Power Company)       8.200
08/01/2011     02/01/2004 b        781,425
---------------------------------------------------------------------------------------------------------------------
     10,000   Trinity, TX River Authority Cade
              Branch Wastewater                                6.350
08/01/2013     02/01/2004 b         10,218
---------------------------------------------------------------------------------------------------------------------
     25,000   TX Dept. of Hsg. & Community Affairs
              (National Center for Hsg. Management)            5.800
01/01/2024     01/01/2006 b         25,390
---------------------------------------------------------------------------------------------------------------------
     10,000   TX Panhandle Elderly Apartments Corp.
              (Pampa Partnership LTD)                          7.000
05/01/2010     06/18/2008 c          9,870
---------------------------------------------------------------------------------------------------------------------
    235,000   TX Panhandle HFA (Amarillo Affordable Hsg.)      6.625
03/01/2020     03/01/2010 b        243,953
---------------------------------------------------------------------------------------------------------------------
     50,000   TX State Veterans Hsg. Assistance                6.800
12/01/2023     12/01/2003 b         51,178
---------------------------------------------------------------------------------------------------------------------
     35,000   TX State Veterans Hsg. Assistance, Series A      7.000
12/01/2025     12/01/2004 b         36,168
---------------------------------------------------------------------------------------------------------------------
     10,000   TX State Veterans Hsg. Assistance, Series DD     7.000
12/01/2025     12/01/2004 b         10,334
---------------------------------------------------------------------------------------------------------------------
    615,000   West Side Calhoun County, TX Naval District
              (Union Carbide Chemical & Plastics)              6.400
05/01/2023     05/01/2023          495,635

--------------

93,096,684

Effective

Principal
Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--2.3%
$ 9,000,000   Puerto Rico Children's Trust Fund (TASC)         5.375%
05/15/2033     09/15/2011 c   $  7,992,360
---------------------------------------------------------------------------------------------------------------------
  1,925,000   Puerto Rico Municipal Finance Agency RITES i    10.227 r
08/01/2013     08/01/2009 b      2,538,555
---------------------------------------------------------------------------------------------------------------------
    750,000   V.I. Public Finance Authority, Series A          6.375
10/01/2019     10/01/2010 b        833,670

--------------

11,364,585
---------------------------------------------------------------------------------------------------------------------
Utah--0.0%
     35,000   Salt Lake City, UT Airport, Series A             6.000
12/01/2012     12/01/2003 b         35,951
---------------------------------------------------------------------------------------------------------------------
     90,000   Salt Lake City, UT Airport, Series A             6.125
12/01/2022     12/01/2003 b         92,536
---------------------------------------------------------------------------------------------------------------------
     10,000   UT HFA                                           6.150
07/01/2025     01/01/2006 b         10,183
---------------------------------------------------------------------------------------------------------------------
     10,000   UT HFA                                           6.650
07/01/2020     07/01/2004 b         10,309
---------------------------------------------------------------------------------------------------------------------
     30,000   UT State Building Ownership Authority,
              Series A                                         5.750
08/15/2011     02/15/2004 b         30,238
---------------------------------------------------------------------------------------------------------------------
     20,000   UT University Campus Facilities System,
              Series A                                         6.750
10/01/2014     10/01/2003 b         20,440

--------------

                                                     199,657
---------------------------------------------------------------------------------------------------------------------
 Vermont--0.1%
     70,000   VT E&HBFA (Lyndon Institute)                     6.000
12/01/2006     07/25/2005 c         72,157
---------------------------------------------------------------------------------------------------------------------
    210,000   VT HFA (Single Family), Series 11A               5.900
05/01/2019     07/15/2006 g        220,903
---------------------------------------------------------------------------------------------------------------------
     80,000   VT HFA (Single Family), Series 9                 5.900
05/01/2029     06/01/2009 b         82,824
---------------------------------------------------------------------------------------------------------------------
     20,000   VT Student Assistance Corp. Education Loan       6.700
12/15/2012     12/15/2003 b         20,629

--------------

396,513
---------------------------------------------------------------------------------------------------------------------
Virginia--2.0%
     25,000   Alexandria, VA IDA (Alexandria Hospital)         5.500
07/01/2014     07/01/2004 b         25,536
---------------------------------------------------------------------------------------------------------------------
  4,715,000   Giles County, VA IDA
              (Hoechst Celanese Corp.)                         6.625
12/01/2022     12/01/2003 b      4,782,566
---------------------------------------------------------------------------------------------------------------------
    495,000   Isle Wight County, VA IDA Solid Waste
              (Union Camp Corp.)                               6.550
04/01/2024     04/01/2006 b        508,667
---------------------------------------------------------------------------------------------------------------------
     10,000   Manassas, VA GO, Series B                        6.000
05/01/2014     05/01/2004 b         10,466
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.000
08/15/2010     08/15/2010        1,291,815
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.000
08/15/2011     08/15/2011        1,268,820
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                  5.250
08/15/2008     08/15/2008        1,820,400
---------------------------------------------------------------------------------------------------------------------
    150,000   Russell County, VA IDA Pollution Control
              (Appalachian Power Company)                      7.700
11/01/2007     11/01/2003 b        150,759
---------------------------------------------------------------------------------------------------------------------
     40,000   Southampton County, VA IDA Medical
              Facilities Mtg.                                  5.625
01/15/2022     07/15/2009 b         42,702

      --------------

9,901,731
---------------------------------------------------------------------------------------------------------------------
Washington--0.0%
     75,000   Bellevue, WA Water & Sewer                       6.000
10/01/2004     10/01/2003 b         75,300
---------------------------------------------------------------------------------------------------------------------
     25,000   Port Longview, WA IDC
              (Weyerhauser Company)                            7.450
02/01/2013     02/01/2004 b         25,099
---------------------------------------------------------------------------------------------------------------------
     10,000   WA State Hsg. Finance Commission
              (Gilmore Meadows)                                7.400
01/01/2030     02/14/2007 b         10,427

                             --------------

110,826

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal

Maturity*    Market Value
     Amount                                                   Coupon
Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 West Virginia--1.4%
 $  285,000   Beverly, WV Hsg. Corp. (Beverly Manor)          11.000%
11/15/2022     05/15/2004 b   $    300,675
---------------------------------------------------------------------------------------------------------------------
     55,000   Jefferson County, WV Residential Mtg.,
              Series A                                         7.750
01/01/2007     01/01/2004 b         55,106
---------------------------------------------------------------------------------------------------------------------
     50,000   Kanawha County, WV Industrial Devel.
              (The Kroger Company)                             7.125
11/01/2012     11/01/2005 b         51,034
---------------------------------------------------------------------------------------------------------------------
  1,025,000   Kanawha County, WV Industrial Devel.
              (Union Carbide Chemical & Plastics Company)      8.000
08/01/2020     08/01/2020          994,219
---------------------------------------------------------------------------------------------------------------------
     50,000   Marmet, WV Community Devel.
              (The Kroger Company)                             8.000
12/01/2013     12/01/2003 b         51,655
---------------------------------------------------------------------------------------------------------------------
     25,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                             5.900
04/01/2022     10/01/2003 b         25,585
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                             6.850
06/01/2022     06/01/2004 b      1,011,380
---------------------------------------------------------------------------------------------------------------------
  4,180,000   Putnam County, WV Pollution Control
              (Appalachian Power Company)                      6.600
07/01/2019     01/01/2004 b      4,275,304
---------------------------------------------------------------------------------------------------------------------
     25,000   South Charleston, WV IDR
              (Union Carbide Chemical & Plastics Company)      8.000
08/01/2020     08/01/2020           24,750

                                                    --------------

6,789,708
---------------------------------------------------------------------------------------------------------------------
Wisconsin--5.0%
 26,940,000   Badger, WI Tobacco Asset Securitization Corp.    6.125
06/01/2027     02/03/2010 e     24,187,271
---------------------------------------------------------------------------------------------------------------------
     60,000   Janesville, WI Industrial Devel.
              (Paramount Communications)                       7.000
10/15/2017     10/15/2003 b         62,436
---------------------------------------------------------------------------------------------------------------------
    650,000   WI Hsg. & EDA                                    5.650
11/01/2023     04/01/2004 b        664,625
---------------------------------------------------------------------------------------------------------------------
      5,000   WI Hsg. & EDA                                    6.500
11/01/2026     07/01/2007 b          5,126

                 --------------

24,919,458
---------------------------------------------------------------------------------------------------------------------
Wyoming--0.1%
     20,000   Lincoln County, WY Pollution Control
              (PacifiCorp)                                     5.625
11/01/2021     11/01/2005 b         20,467
---------------------------------------------------------------------------------------------------------------------
    225,000   Weston County, WY Pollution Control
              (Black Hills Corp.)                              6.700
06/01/2010     12/01/2003 b        227,655
---------------------------------------------------------------------------------------------------------------------
     20,000   WY CDA                                           5.700
12/01/2011     05/01/2010 b         21,354

                                                       --------------

269,476

---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$510,069,103)--105.0%
520,331,763
---------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets--(5.0)
(24,940,046)

-----------------------------
Net
Assets--100.0%
$495,391,717

                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS
                       ----------------------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as
VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                     Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                   Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special
            arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
            Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.

|_| Shares sold to present or former officers,  directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of
            Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
       Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
                                        Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.  Special  Reduced Sales Charge for Former  Shareholders  of Advance  America
Funds,Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales  Charge  Waivers  on  Purchases  of  Class M Shares  of  Oppenheimer
Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Limited Term Municipal Fund

Internet Website:

      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10080

Distributor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10080

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank

      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234
PX0860.1103

                           OPPENHEIMER MUNICIPAL FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
-----------------

(a)   Amended and Restated  Declaration  of Trust dated June 7, 2002:  Previously filed with  Post-Effective  Amendment No. 25, 11/20/02,  and incorporated  herein by reference.

(b)   By-Laws as amended  and  restated  as of  10/24/00:  Previously  filed with
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

(c)   (i)   Specimen   Class  A  Stock   Certificate:   Previously   filed   with
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

(d)   (ii)   Specimen   Class  B  Stock   Certificate:   Previously   filed  with
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

(e)   (iii)  Specimen   Class  C  Stock   Certificate:   Previously   filed  with
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

(d)   (i)  Investment   Advisory   Agreement  dated  October  22,  1990  (Insured
Series):   Previously  filed  with  Post-Effective  Amendment  No.  6  (12/3/90), refiled with Registrant's  Post-Effective  Amendment No. 12 (1/30/95) pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement  dated  October 13, 1992:  Previously filed with  Registrant's  Post-Effective  Amendment No. 9, 1/29/93,  refiled with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95)  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form   of   Trust   Company   Fund/SERV    Purchase    Agreement   of
OppenheimerFunds   Distributor,   Inc.:   Previously  filed  with  Post-Effective
Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)   Form   of   Deferred   Compensation   Agreement   for   Disinterested
Trustees/Directors:   Filed  with   Post-Effective   Amendment   No.  40  to  the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
(10/27/98), and incorporated herein by reference

(g)   (i)  Global  Custodial  Services  Agreement  dated July 15,  2003,  between
Registrant  and  Citibank,   N.A.:   Previously  filed  with  the   Pre-Effective
Amendment  No.  1 to the  Registration  Statement  of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
2001,  as  amended  July  15,  2003,  between   Registrant  and  Citibank,   N.A:
Previously  filed  with the  Pre-Effective  Amendment  No. 1 to the  Registration
Statement  of   Oppenheimer   International   Large-Cap   Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  October 29, 1986:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 9 (1/29/93)  and refiled  with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95)  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable

(l)   Not applicable

(m)   (i) Service  Plan and  Agreement  for Class A shares  dated June 22,  1993:
Previously  filed with  Registrant's  Post-Effective  Amendment  No. 11 (1/25/94)
and incorporated herein by reference.

      (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares  dated  February  24,  1998:  Previously  filed with  Registrant's
Post-Effective Amendment No. 20, 1/29/99, and incorporated herein by reference.

      (iii)  Amended and Restated  Distribution  and Service  Plan and  Agreement
for Class C shares dated February 24, 1998:  Previously  filed with  Registrant's
Post-Effective Amendment No. 20, 1/29/99, and incorporated herein by reference.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
10/22/03:   Previously  filed  with  Post-Effective   Amendment  No.  11  to  the
Registration  Statement  of  Oppenheimer  Senior  Floating  Rate Fund  (Reg.  No.
333-82579), 11/17/03, and incorporated herein by reference.

o)     i) Powers of Attorney  for all  Trustees/Directors  (except for Richard F.
Grabish)  and  Officers  dated  10/9/03:   Previously  filed  with  Pre-Effective
Amendment  No.  1  to  the  Registration   Statement  of  Oppenheimer   Principal
Protected Trust II (Reg. No.  333-108093),  11/6/03,  and incorporated  herein by reference.

       (ii)  Power  of  Attorney  for Mr.  Richard  F.  Grabish  dated  10/27/03:
Previously  filed  with  Post-Effective  Amendment  No.  11 to  the  Registration
Statement  of  Oppenheimer   International   Bond  Fund  (Reg.  No.   33-583833),
11/20/03, and incorporated herein by reference

(p)   Amended and Restated  Code of Ethics of the  Oppenheimer  Funds dated as of
May  15,  2002  under  Rule  17j-1  of  the  Investment   Company  Act  of  1940:
Previously  filed  with  Post-Effective  Amendment  No.  29 to  the  Registration
Statement  of  Oppenheimer  Discovery  Fund  (Reg.  No.  33-371),  11/21/02,  and
incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

      Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed  as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as  indemnification  for  liabilities  arising under the Securities
Act of 1933 may be  permitted to trustees,  officers and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such indemnification  is against  public policy as expressed in the  Securities Act of
1933  and  is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
indemnification  against such  liabilities  (other than the payment by Registrant of  expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is asserted  by such  trustee,  officer  or  controlling  person,  Registrant  will, unless in the opinion of its counsel the matter has been  settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question  whether such  indemnification  by it  is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 26. Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and  certain  subsidiaries  and  affiliates  act in the  same  capacity  to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below   information   as  to  any  other   business,
profession,  vocation  or  employment  of a  substantial  nature  in  which  each officer and  director  of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account  or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,

                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI

                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice    President, January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer   International   Large-Cap   Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)

Oppenheimer International Small Company Fund

Oppenheimer  International  Value  Fund (a  series of  Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust

Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer  Principal  Protected  Main  Street  Fund (a  series  of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,   Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset  Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset  Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer   Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional  Asset  Management,  Inc. and Oppenheimer  Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

The  address of Tremont  Advisers,  Inc.  is 555  Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is  Bloc C,  Irish  Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North  Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's
shares.  It is also the  Distributor  of each of the  other  registered  open-end
investment  companies  for  which   OppenheimerFunds,   Inc.  is  the  investment
adviser,  as described in Part A and B of this Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector  Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle

Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place

Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace

Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, NY
10080

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940  and  rules promulgated  thereunder  are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                   SIGNATURES

Pursuant  to  the   requirements  of  the  Securities  Act  of  1933  and/or  the
Investment  Company  Act of 1940,  the  Registrant  certifies  that it meets  all requirements for  effectiveness of this Registration  Statement  pursuant to Rule
485(b)  under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on  its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the  City of New  York  and  State of New York on the 20th day of
November, 2003.

                              OPPENHEIMER MUNICIPAL FUND

                              By:  /s/ John V. Murphy*
                              ---------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ James C. Swain*

-----------------------      Chairman of the             November 20, 2003
James C. Swain               Board of Trustees

/s/ William L. Armstrong*    Vice Chairman of the        November 20, 2003
-------------------------------                          Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        November 20, 2003
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        November 20, 2003
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     November 20, 2003

----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     November 20, 2003

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     November 20, 2003

------------------------
Edward Cameron

Jon S. Fossel*               Trustee                     November 20, 2003

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     November 20, 2003

----------------------
Sam Freedman

/s/ Richard F. Grabish*
-------------------------    Trustee                     November 20, 2003
Richard F. Grabish

/s/ Beverly L. Hamilton*

----------------------------Trustee                     November 20, 2003
Beverly L. Hamilton

/s/ Robert J. Malone*

--------------------------   Trustee                     November 20, 2003
Robert J. Malone

/s/ F. William Marshall, Jr.*   Trustee                 November 20, 2003

--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER MUNICIPAL FUND

                       Registration Statement No. 33-08054

                         Post-Effective Amendment No. 26

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors Consent